UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Investment Grade Bond Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.44%
Actual		$ 1,000.00	$ 1,081.30	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.61	$ 2.21
Service Class	.54%
Actual		$ 1,000.00	$ 1,081.20	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71
Service Class 2.69%
Actual		$ 1,000.00	$ 1,079.70	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Investor Class	.45%
Actual		$ 1,000.00	$ 1,081.30	$ 2.32
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund as of their most recent fiscal half-year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations 54.6%	U.S. Government and U.S. Government Agency Obligations 55.3%
AAA 8.5%	AAA 11.9%
AA 4.3%	AA 4.9%
A 10.2%	A 9.5%
BBB 17.0%	BBB 15.8%
BB and Below 5.5%	BB and Below 2.7%
Not Rated 0.5%	Not Rated 0.4%
Short-Term Investments and Net Other Assets*** (0.6)%	Short-Term Investments and Net Other Assets*** (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2009
6 months ago
Years	5.6	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	3.9	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Corporate Bonds 32.2%		Corporate Bonds 30.9%
	U.S. Government and U.S. Government Agency Obligations 55.1%		U.S. Government and U.S. Government Agency Obligations 55.3%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.2%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 9.9%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (0.6)%		Short-Term Investments and Net Other Assets*** (0.5)%
* Foreign investments	6.2%	** Foreign investments	6.4%
* Futures and Swaps	11.6%	** Futures and Swaps	13.3%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 97.8%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.2%
Fidelity VIP Investment Grade Central Fund (d)	25,135,704	$ 2,513,570,419
HIGH YIELD FIXED-INCOME FUNDS - 1.6%
Fidelity Specialized High Income Central Fund (c)	497,207	42,610,673
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,634,187,788)		2,556,181,092
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,372,224)	$ 1,750,000	1,639,348
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.715% 1/22/13 (a)(b)	1,800,000	36,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	968,234	261,423
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	435,000
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	258,343
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	253,212	189,909
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	531,228
TOTAL ASSET-BACKED SECURITIES (Cost $5,343,477)		1,713,706
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value
Private Sponsor - 0.8%
Banc of America Mortgage Securities, Inc. Series 2005-H Class 2A2, 4.8023% 9/25/35 (b)	$ 1,836,631	$ 674,249
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0438% 11/25/35 (b)	11,392,570	5,153,085
Class 2A3, 2.9392% 11/25/35 (b)	2,772,112	1,166,981
Series 2005-56:
Class 4A1, 0.6238% 11/25/35 (b)	2,205,608	948,411
Class 5A1, 0.6338% 11/25/35 (b)	3,304,991	1,432,712
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5538% 4/25/36 (b)	5,830,265	2,704,676
Series 2006-5 Class A1A, 0.5038% 7/25/36 (b)	4,664,192	1,933,062
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5238% 5/25/47 (b)	960,000	282,849
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4838% 2/25/37 (b)	2,187,328	853,058
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.4392% 1/25/46 (b)	5,200,938	2,236,403
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.5038% 7/25/46 (b)	9,441,405	3,937,899
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 4.639% 3/25/35 (b)	1,382,535	603,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,221,238)		21,926,782
Cash Equivalents - 1.1%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,903,000)	$ 29,903,009	29,903,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,697,027,727)	2,611,363,928
NET OTHER ASSETS - 0.1%	2,012,220
NET ASSETS - 100%	$ 2,613,376,148
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 3,353,054 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(d) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,903,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,003,202
Deutsche Bank Securities, Inc.	3,549,719
ING Financial Markets LLC	1,314,711
J.P. Morgan Securities, Inc.	18,405,946
Mizuho Securities USA, Inc.	1,314,711
Morgan Stanley & Co., Inc.	1,314,711
$ 29,903,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 1,608,801
Fidelity VIP Investment Grade Central Fund	58,779,606
Total	$ 60,388,407
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,045,212	$ 1,608,801	$ -	$ 42,610,673	9.7%
Fidelity VIP Investment Grade Central Fund	2,316,100,909	138,573,933	69,952,334	2,513,570,419	74.5%
Total	$ 2,351,146,121	$ 140,182,734	$ 69,952,334	$ 2,556,181,092
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 1,713,706	$ -	$ 1,521,994	$ 191,712
Cash Equivalents	29,903,000	-	29,903,000	-
Collateralized Mortgage Obligations	21,926,782	-	21,926,782	-
Corporate Bonds	1,639,348	-	1,639,348	-
Fixed-Income Funds	2,556,181,092	2,556,181,092	-	-
Total Investments in Securities:	$ 2,611,363,928	$ 2,556,181,092	$ 54,991,124	$ 191,712

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,645,454
Total Realized Gain/Loss	40,877
Total Unrealized Gain Loss	1,271,624
Cost of purchases	-
Proceeds of sales	(414,381)
Amortization/Accretion	(1,416,735)
Transfers in/out of level 3:	(935,127)
Ending Balance	$ 191,712
Total unrealized gain (loss) on investments held at June 30, 2009	$ 283,443

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $25,484,750 of which $7,863,643 and $17,621,107 will expire on December 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $29,903,000) - See accompanying schedule: Unaffiliated issuers (cost $62,839,939)	$ 55,182,836
Fidelity Central Funds (cost $2,634,187,788)	2,556,181,092
Total Investments (cost $2,697,027,727)		$ 2,611,363,928
Cash		947
Receivable for fund shares sold		4,259,007
Interest receivable		48,790
Distributions receivable from Fidelity Central Funds		10,622,862
Prepaid expenses		11,816
Receivable from investment adviser for expense reductions		3,391
Total assets		2,626,310,741

Liabilities
Payable for investments purchased	$ 10,625,264
Payable for fund shares redeemed	1,075,692
Accrued management fee	682,204
Distribution fees payable	227,668
Other affiliated payables	220,853
Other payables and accrued expenses	102,912
Total liabilities		12,934,593

Net Assets		$ 2,613,376,148
Net Assets consist of:
Paid in capital		$ 2,676,025,655
Undistributed net investment income		53,903,020
Accumulated undistributed net realized gain (loss) on investments		(30,888,728)
Net unrealized appreciation (depreciation) on investments		(85,663,799)
Net Assets		$ 2,613,376,148

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($975,725,548 ÷ 80,545,104 shares)	$ 12.11

Service Class: Net Asset Value, offering price and redemption price per share ($230,816,208 ÷ 19,200,984 shares)	$ 12.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,020,242,278 ÷ 85,776,721 shares)	$ 11.89

Investor Class: Net Asset Value, offering price and redemption price per share ($386,592,114 ÷ 31,994,414 shares)	$ 12.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 261,315
Income from Fidelity Central Funds		60,388,407
Total income		60,649,722

Expenses
Management fee	$ 3,885,962
Transfer agent fees	891,952
Distribution fees	1,274,646
Accounting fees and expenses	394,128
Custodian fees and expenses	848
Independent trustees' compensation	4,221
Audit	24,505
Legal	1,627
Miscellaneous	104,628
Total expenses before reductions	6,582,517
Expense reductions	(26,880)	6,555,637
Net investment income		54,094,085
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,508
Fidelity Central Funds	(4,089,082)
Total net realized gain (loss)		(4,051,574)
Change in net unrealized appreciation (depreciation) on investment securities		141,887,513
Net gain (loss)		137,835,939
Net increase (decrease) in net assets resulting from operations		$ 191,930,024

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,094,085	$ 124,409,257
Net realized gain (loss)	(4,051,574)	(16,333,176)
Change in net unrealized appreciation (depreciation)	141,887,513	(205,917,803)
Net increase (decrease) in net assets resulting from operations	191,930,024	(97,841,722)
Distributions to shareholders from net investment income	(123,911,706)	(105,712,321)
Distributions to shareholders from net realized gain	(3,398,115)	(2,086,364)
Total distributions	(127,309,821)	(107,798,685)
Share transactions - net increase (decrease)	172,779,998	(3,528,757)
Total increase (decrease) in net assets	237,400,201	(209,169,164)

Net Assets
Beginning of period	2,375,975,947	2,585,145,111
End of period (including undistributed net investment income of $53,903,020 and undistributed net investment income of $123,720,641, respectively)	$ 2,613,376,148	$ 2,375,975,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.76	$ 12.76	$ 12.76	$ 13.25	$ 13.65
Income from Investment Operations
Net investment income E	.266	.592	.610	.591	.523	.476
Net realized and unrealized gain (loss)	.655	(.987)	(.076)	(.060)	(.243)	.104
Total from investment operations	.921	(.395)	.534	.531	.280	.580
Distributions from net investment income	(.634)	(.515)	(.534)	(.501)	(.480)	(.570)
Distributions from net realized gain	(.017)	(.010)	-	(.030)	(.290)	(.410)
Total distributions	(.651)	(.525)	(.534)	(.531)	(.770)	(.980)
Net asset value, end of period	$ 12.11	$ 11.84	$ 12.76	$ 12.76	$ 12.76	$ 13.25
Total Return B, C, D	8.13%	(3.25)%	4.35%	4.35%	2.19%	4.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.44% A	.43%	.43%	.44%	.49%	.56%
Expenses net of fee waivers, if any	.44%A	.43%	.43%	.44%	.49%	.56%
Expenses net of all reductions	.44%A	.43%	.43%	.44%	.49%	56%
Net investment income	4.60%A	4.84%	4.88%	4.75%	4.12%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 975,726	$ 936,912	$ 1,134,915	$ 1,184,942	$ 1,284,600	$ 1,374,972
Portfolio turnover rate G	6%A	14%	2%	34%	157%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 12.68	$ 12.68	$ 12.68	$ 13.18	$ 13.61
Income from Investment Operations
Net investment income E	.258	.572	.593	.575	.511	.456
Net realized and unrealized gain (loss)	.655	(.986)	(.069)	(.053)	(.246)	.104
Total from investment operations	.913	(.414)	.524	.522	.265	.560
Distributions from net investment income	(.626)	(.506)	(.524)	(.492)	(.475)	(.580)
Distributions from net realized gain	(.017)	(.010)	-	(.030)	(.290)	(.410)
Total distributions	(.643)	(.516)	(.524)	(.522)	(.765)	(.990)
Net asset value, end of period	$ 12.02	$ 11.75	$ 12.68	$ 12.68	$ 12.68	$ 13.18
Total ReturnB, C, D	8.12%	(3.42)%	4.29%	4.30%	2.08%	4.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	.54%A	.53%	.53%	.54%	.58%	.66%
Expenses net of fee waivers, if any	.54%A	.53%	.53%	.54%	.58%	.66%
Expenses net of all reductions	.54%A	.53%	.53%	.54%	.58%	.66%
Net investment income	4.50%A	4.75%	4.78%	4.65%	4.06%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,816	$ 202,501	$ 147,990	$ 99,633	$ 79,205	$ 50,143
Portfolio turnover rateG	6%A	14%	2%	34%	157%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.55	$ 12.56	$ 12.57	$ 13.08	$ 13.50
Income from Investment Operations
Net investment income E	.247	.551	.568	.551	.488	.435
Net realized and unrealized gain (loss)	.640	(.975)	(.064)	(.053)	(.248)	.105
Total from investment operations	.887	(.424)	.504	.498	.240	.540
Distributions from net investment income	(.600)	(.496)	(.514)	(.478)	(.460)	(.550)
Distributions from net realized gain	(.017)	(.010)	-	(.030)	(.290)	(.410)
Total distributions	(.617)	(.506)	(.514)	(.508)	(.750)	(.960)
Net asset value, end of period	$ 11.89	$ 11.62	$ 12.55	$ 12.56	$ 12.57	$ 13.08
Total ReturnB, C, D	7.97%	(3.54)%	4.17%	4.14%	1.89%	4.19%
Ratios to Average Net AssetsF, H
Expenses before reductions	.69%A	.67%	.68%	.69%	.73%	.81%
Expenses net of fee waivers, if any	.69%A	.67%	.68%	.69%	.73%	.81%
Expenses net of all reductions	.69%A	.67%	.68%	.69%	.73%	.81%
Net investment income	4.35%A	4.60%	4.63%	4.50%	3.90%	3.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,020,242	$ 930,150	$ 1,018,017	$ 497,504	$ 285,528	$ 186,302
Portfolio turnover rateG	6%A	14%	2%	34%	157%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 12.73	$ 12.74	$ 12.75	$ 12.65
Income from Investment Operations
Net investment income E	.264	.586	.603	.583	.242
Net realized and unrealized gain (loss)	.655	(.983)	(.079)	(.055)	(.142)
Total from investment operations	.919	(.397)	.524	.528	.100
Distributions from net investment income	(.632)	(.513)	(.534)	(.508)	-
Distributions from net realized gain	(.017)	(.010)	-	(.030)	-
Total distributions	(.649)	(.523)	(.534)	(.538)	-
Net asset value, end of period	$ 12.08	$ 11.81	$ 12.73	$ 12.74	$ 12.75
Total ReturnB, C, D	8.13%	(3.28)%	4.28%	4.33%	.79%
Ratios to Average Net AssetsF, I
Expenses before reductions	.47% A	.46%	.46%	.48%	.49%A
Expenses net of fee waivers, if any	.45%A	.45%	.46%	.48%	.49%A
Expenses net of all reductions	.45%A	.45%	.46%	.48%	.49%A
Net investment income	4.58%A	4.82%	4.84%	4.72%	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,592	$ 306,413	$ 284,223	$ 168,456	$ 42,944
Portfolio turnover rate G	6%A	14%	2%	34%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. The Fund invests substantially all of its assets in VIP Investment Grade Central Fund, which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade Central Fund's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities and collateralized mortgage obligations, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,683,024
Unrealized depreciation	(37,338,169)
Net unrealized appreciation (depreciation)	$ (30,655,145)
Cost for federal income tax purposes	$ 2,642,019,073

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, and U.S. Government Securities aggregated $145,924,493 and $74,170,839, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 107,991
Service Class 2	1,166,655
$ 1,274,646

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 334,268
Service Class	73,072
Service Class 2	311,988
Investor Class	172,624
$ 891,952

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,346 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Investor Class	.45%	$ 26,802

In addition,through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 49,674,360	$ 46,263,083
Service Class	11,024,515	6,147,734
Service Class 2	46,298,794	41,219,973
Investor Class	16,914,037	12,081,531
Total	$ 123,911,706	$ 105,712,321
From net realized gain
Initial Class	$ 1,331,962	$ 898,312
Service Class	299,388	121,497
Service Class 2	1,311,799	831,048
Investor Class	454,966	235,507
Total	$ 3,398,115	$ 2,086,364

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	6,465,545	13,499,854	$ 75,864,392	$ 166,634,791
Reinvestment of distributions	4,478,167	3,834,260	51,006,322	47,161,395
Shares redeemed	(9,523,553)	(27,118,115)	(111,313,244)	(327,326,683)
Net increase (decrease)	1,420,159	(9,784,001)	$ 15,557,470	$ (113,530,497)
Service Class
Shares sold	2,989,826	9,000,359	$ 34,636,096	$ 109,750,694
Reinvestment of distributions	1,002,115	513,030	11,323,903	6,269,231
Shares redeemed	(2,021,270)	(3,957,403)	(23,420,073)	(47,475,670)
Net increase (decrease)	1,970,671	5,555,986	$ 22,539,926	$ 68,544,255
Service Class 2
Shares sold	12,733,981	21,543,085	$ 146,739,484	$ 261,036,695
Reinvestment of distributions	4,254,745	3,475,291	47,610,593	42,051,020
Shares redeemed	(11,273,064)	(26,106,153)	(130,301,374)	(307,620,612)
Net increase (decrease)	5,715,662	(1,087,777)	$ 64,048,703	$ (4,532,897)
Investor Class
Shares sold	5,911,415	9,385,653	$ 69,326,201	$ 115,089,715
Reinvestment of distributions	1,528,962	1,003,016	17,369,003	12,317,039
Shares redeemed	(1,388,099)	(6,765,340)	(16,061,305)	(81,416,372)
Net increase (decrease)	6,052,278	3,623,329	$ 70,633,899	$ 45,990,382

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of the record of 28% of the total outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment Grade Central Fund
as of June 30, 2009 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.0037%	$ 1,000.00	$ 1,081.80	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations† 57.3%	U.S. Government and U.S. Government Agency Obligations 56.5%
AAA 8.2%	AAA 11.4%
AA 4.3%	AA 5.1%
A 10.7%	A 9.7%
BBB 17.3%	BBB 16.1%
BB and Below 3.4%	BB and Below 1.3%
Not Rated 0.6%	Not Rated 0.4%
Short-Term Investments and Net Other Assets*** (1.8)%	Short-Term Investments and Net Other Assets*** (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2009
6 months ago
Years	5.7	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	4.0	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Corporate Bonds 31.8%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations† 57.3%		U.S. Government and U.S. Government Agency Obligations 56.5%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.1%
	CMOs and Other Mortgage Related Securities 9.1%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (1.8)%		Short-Term Investments and Net Other Assets*** (0.5)%
* Foreign investments	6.0%	** Foreign investments	6.3%
* Futures and Swaps	12.0%	** Futures and Swaps	13.6%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Not Part of Financial Report

Investments June 30, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,025,070
5.875% 1/15/36	5,320,000	4,150,159
		8,175,229
Media - 2.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,657
6.875% 5/1/12	290,000	310,226
7.625% 4/15/31	1,625,000	1,579,754
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,918,291
5.5% 3/15/11	2,675,000	2,783,434
6.45% 3/15/37	5,676,000	5,593,919
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,365,879
4.625% 6/1/13	3,475,000	3,418,952
6.25% 6/1/18 (b)	5,000,000	4,942,650
6.45% 12/1/36 (b)	1,043,000	943,025
6.95% 6/1/38 (b)	517,000	497,685
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	1,735,375
News America, Inc.:
6.15% 3/1/37	1,745,000	1,479,989
6.2% 12/15/34	6,695,000	5,715,495
6.9% 3/1/19 (b)	2,413,000	2,514,394
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,463,549
6.2% 7/1/13	7,000,000	7,375,508
6.75% 7/1/18	4,425,000	4,608,943
Time Warner, Inc.:
1.15% 11/13/09 (f)	1,024,000	1,021,557
5.875% 11/15/16	5,514,000	5,434,102
6.5% 11/15/36	2,925,000	2,561,420
Viacom, Inc.:
5.75% 4/30/11	1,410,000	1,443,504
6.125% 10/5/17	2,710,000	2,633,646
6.75% 10/5/37	935,000	841,706
		66,287,660
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	7,767,000	8,675,195
TOTAL CONSUMER DISCRETIONARY		83,138,084
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (b)	3,000,000	3,225,366
8.2% 1/15/39 (b)	3,200,000	3,563,754

	Principal Amount	Value
Diageo Capital PLC:
5.2% 1/30/13	$ 1,705,000	$ 1,773,236
5.75% 10/23/17	3,817,000	3,982,139
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,046,842
PepsiCo, Inc. 7.9% 11/1/18	4,560,000	5,547,714
		20,139,051
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,006,303	5,986,325
6.302% 6/1/37 (f)	5,910,000	4,373,400
		10,359,725
Food Products - 0.4%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	3,136,906
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,719,958
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,456,601
6.875% 1/26/39	5,000,000	5,292,460
		14,605,925
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	6,088,354
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,101,685
9.95% 11/10/38	2,699,000	3,115,520
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,047,420
5.65% 5/16/18	2,751,000	2,883,579
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	2,522,067
		16,670,271
TOTAL CONSUMER STAPLES		67,863,326
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,946,000	3,284,033
Halliburton Co. 6.15% 9/15/19	2,430,000	2,630,616
Transocean Ltd. 6% 3/15/18	7,310,000	7,599,593
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,166,410
9.625% 3/1/19	5,089,000	5,986,735
		21,667,387
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,681,531
6.45% 9/15/36	1,155,000	1,038,248
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	5,748,729
ConocoPhillips 5.75% 2/1/19	3,900,000	4,098,959
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 6.3% 1/15/19	$ 3,000,000	$ 3,205,857
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,258,273
Duke Capital LLC:
6.25% 2/15/13	855,000	875,402
6.75% 2/15/32	4,255,000	3,843,010
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,639,828
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,205,265
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,554,836
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	338,701
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	6,012,291
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,182,209
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	698,258
Nexen, Inc.:
5.875% 3/10/35	5,405,000	4,631,226
6.4% 5/15/37	2,125,000	1,951,728
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	2,075,416
Pemex Project Funding Master Trust:
1.25% 12/3/12 (b)(f)	410,000	383,350
1.9294% 6/15/10 (b)(f)	4,480,000	4,412,800
Petro-Canada:
6.05% 5/15/18	1,480,000	1,472,760
6.8% 5/15/38	3,485,000	3,435,638
Petroleos Mexicanos 8% 5/3/19 (b)	4,014,000	4,355,190
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,205,301
6.65% 1/15/37	1,950,000	1,809,114
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	2,375,000	2,328,901
6.332% 9/30/27 (b)	2,415,000	2,078,735
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,689,785
6.85% 6/1/39	4,100,000	4,031,563
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,838,381
7.55% 4/15/38	3,470,000	3,603,109
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,430,631
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	631,175

	Principal Amount	Value
Valero Energy Corp. 6.625% 6/15/37	$ 1,575,000	$ 1,343,664
XTO Energy, Inc. 6.375% 6/15/38	5,075,000	5,186,620
		103,276,484
TOTAL ENERGY		124,943,871
FINANCIALS - 13.9%
Capital Markets - 3.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	7,004,774
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,725,288
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,847,643
5.625% 1/15/17	3,000,000	2,851,239
5.7% 9/1/12	2,935,000	3,072,349
5.95% 1/18/18	755,000	732,319
6.15% 4/1/18	3,134,000	3,051,190
6.6% 1/15/12	4,610,000	4,908,382
6.75% 10/1/37	6,705,000	5,960,705
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	1,928,235
6.5% 6/15/12	6,015,000	5,556,128
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,456,003
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	5,998,507
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,967,262
7.125% 5/15/15	5,585,000	5,131,168
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,303,824
5.45% 2/5/13	2,509,000	2,442,002
6.15% 4/25/13	1,204,000	1,205,701
6.4% 8/28/17	1,300,000	1,150,838
6.875% 4/25/18	1,074,000	994,047
Morgan Stanley:
1.3994% 1/9/12 (f)	4,300,000	3,876,050
4.75% 4/1/14	1,500,000	1,416,885
5.45% 1/9/17	900,000	840,404
5.95% 12/28/17	2,100,000	2,015,076
6% 5/13/14	3,380,000	3,422,142
6.6% 4/1/12	7,695,000	8,147,127
6.625% 4/1/18	10,165,000	10,133,549
7.3% 5/13/19	5,111,000	5,299,851
Northern Trust Corp.:
4.625% 5/1/14	768,000	789,203
5.5% 8/15/13	1,100,000	1,166,219
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 4,720,000	$ 4,298,674
5.875% 12/20/17	3,145,000	2,928,813
		116,621,597
Commercial Banks - 1.9%
American Express Bank FSB 6% 9/13/17	3,625,000	3,306,620
Bank of America NA 5.3% 3/15/17	1,480,000	1,255,702
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,110,250
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,099,766
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,456,642
Credit Suisse New York Branch 5.5% 5/1/14	2,200,000	2,285,668
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (b)(f)	410,000	358,750
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,691,177
Fifth Third Bancorp:
4.5% 6/1/18	930,000	664,918
8.25% 3/1/38	3,564,000	2,728,249
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	1,962,714
HSBC Holdings PLC:
1.3659% 10/6/16 (f)	399,000	347,803
6.5% 9/15/37	7,355,000	7,114,587
Korea Development Bank 5.3% 1/17/13	3,805,000	3,755,908
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (b)(f)	269,000	211,431
National City Bank, Cleveland 4.5% 3/15/10	5,477,000	5,557,222
PNC Funding Corp. 1.1794% 1/31/12 (f)	1,019,000	938,421
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (b)(f)	1,229,000	921,750
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,429,721
Standard Chartered Bank 6.4% 9/26/17 (b)	4,025,000	3,637,030
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,206,290
Wachovia Corp. 4.875% 2/15/14	785,000	766,697
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,679,519
		64,486,835
Consumer Finance - 1.5%
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,283,312
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	2,635,790

	Principal Amount	Value
Capital One Financial Corp. 7.375% 5/23/14	$ 3,210,000	$ 3,310,088
Discover Financial Services 1.1688% 6/11/10 (f)	11,045,000	10,399,144
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,316,056
5.625% 5/1/18	9,700,000	9,174,095
5.875% 1/14/38	3,600,000	2,848,993
5.9% 5/13/14	4,170,000	4,256,156
6.375% 11/15/67 (f)	4,000,000	2,668,884
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	1,132,636
MBNA Corp. 7.5% 3/15/12	1,860,000	1,953,722
SLM Corp.:
1.2319% 7/27/09 (f)	1,064,000	1,059,468
1.2519% 7/26/10 (f)	6,312,000	5,729,106
4.5% 7/26/10	2,555,000	2,414,475
		51,181,925
Diversified Financial Services - 1.9%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,367,488
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,442,664
BTM Curacao Holding NV 0.93% 12/19/16 (b)(f)	666,000	516,327
Citigroup, Inc.:
5.3% 10/17/12	3,180,000	3,067,294
5.5% 4/11/13	1,390,000	1,302,771
6.125% 5/15/18	6,240,000	5,457,885
6.5% 8/19/13	7,045,000	6,843,358
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,897,156
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,442,092
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	20,000	17,400
5.6% 6/1/11	88,000	92,131
5.75% 1/2/13	3,500,000	3,609,470
6.3% 4/23/19	3,920,000	3,942,830
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,266,711
5.35% 4/15/12 (b)	1,700,000	1,389,964
5.5% 1/15/14 (b)	2,405,000	1,728,045
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,770,443
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(f)	1,580,000	1,216,600
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	3,716,000	2,824,160
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(f)	871,000	629,646
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(f)	4,035,000	2,905,200
		62,729,635
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 2.1%
Allstate Corp.:
6.2% 5/16/14	$ 2,709,000	$ 2,841,386
7.45% 5/16/19	2,682,000	2,901,549
American International Group, Inc. 8.175% 5/15/58 (b)(f)	3,075,000	877,285
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	378,510
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (f)	5,815,000	4,070,500
Lincoln National Corp. 7% 5/17/66 (f)	7,285,000	4,589,550
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	6,826,185
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	3,000,000	3,185,676
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (b)(f)	3,285,000	3,059,649
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,292,390
7.717% 2/15/19	4,779,000	5,111,795
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	2,861,557
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,131,510
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,677,679
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,660,000	3,552,111
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,230,180
5.5% 3/15/16	1,552,000	1,455,348
6.2% 1/15/15	460,000	449,691
7.375% 6/15/19	1,250,000	1,227,288
8.875% 6/15/68 (f)	7,265,000	6,029,950
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	4,809,903
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,965,560
6.5% 5/15/38	1,595,000	1,729,100
		72,254,352
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,348,861
Arden Realty LP 5.25% 3/1/15	625,000	592,048
AvalonBay Communities, Inc. 5.5% 1/15/12	963,000	965,512
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,295,000	1,290,888
5.625% 12/15/10	2,260,000	2,204,842
5.7% 5/1/17	5,000,000	3,465,705
5.75% 4/1/12	1,356,000	1,225,984

	Principal Amount	Value
Camden Property Trust 5.375% 12/15/13	$ 2,985,000	$ 2,713,884
Colonial Properties Trust:
4.8% 4/1/11	269,000	251,938
5.5% 10/1/15	6,290,000	4,957,476
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	203,433
5% 5/3/10	2,435,000	2,204,785
5.25% 4/15/11	2,335,000	1,952,308
5.375% 10/15/12	1,240,000	838,250
Duke Realty LP:
4.625% 5/15/13	925,000	782,923
5.4% 8/15/14	2,175,000	1,849,052
5.5% 3/1/16	1,270,000	976,867
5.625% 8/15/11	3,500,000	3,350,543
5.95% 2/15/17	778,000	603,081
6.25% 5/15/13	2,800,000	2,459,693
6.5% 1/15/18	2,445,000	1,913,085
6.95% 3/15/11	1,535,000	1,512,908
Equity One, Inc. 6% 9/15/17	2,390,000	1,876,207
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,274,770
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,142,487
HRPT Properties Trust:
5.75% 11/1/15	670,000	545,950
6.25% 6/15/17	4,455,000	3,587,848
Liberty Property LP:
5.5% 12/15/16	2,275,000	1,849,118
6.625% 10/1/17	2,290,000	1,943,287
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,728,364
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	732,926
6% 3/31/16	3,099,000	2,290,146
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,972,374
4.875% 8/15/10	4,120,000	4,151,988
5% 3/1/12	2,060,000	2,053,532
5.1% 6/15/15	2,220,000	2,027,138
5.375% 6/1/11	2,020,000	2,024,640
7.75% 1/20/11	595,000	610,275
UDR, Inc. 5.5% 4/1/14	2,690,000	2,480,615
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	805,860
Washington (REIT) 5.95% 6/15/11	3,015,000	2,844,737
		77,606,328
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,034,000	951,213
5.5% 10/1/12	3,548,000	3,553,031
5.75% 6/15/17	3,760,000	3,507,629
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,386,898
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.875% 6/15/17	$ 1,815,000	$ 1,462,602
6.75% 1/15/12	2,035,000	1,965,279
		13,826,652
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp. 7.375% 5/15/14	5,197,000	5,368,584
Independence Community Bank Corp. 3.0275% 4/1/14 (f)	4,690,000	3,335,476
		8,704,060
TOTAL FINANCIALS		467,411,384
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,115,992
6.25% 6/15/14	1,786,000	1,889,781
7.25% 6/15/19	1,157,000	1,275,875
		6,281,648
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,130,952
6.45% 9/15/37	1,485,000	1,646,216
Merck & Co., Inc.:
5% 6/30/19	2,094,000	2,120,238
5.85% 6/30/39	2,275,000	2,337,019
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,040,954
		11,275,379
TOTAL HEALTH CARE		17,557,027
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,478,309
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	3,950,625
7.45% 5/1/34 (b)	420,000	319,200
		7,748,134
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	366,936	350,424
7.024% 4/15/11	2,180,000	2,152,750
7.858% 4/1/13	3,480,000	3,262,500

	Principal Amount	Value
Continental Airlines, Inc.:
6.648% 3/15/19	$ 1,604,067	$ 1,315,335
6.795% 2/2/20	3,331,707	2,398,829
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,777,136	2,277,251
7.57% 11/18/10	5,885,000	5,620,175
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,014,532	2,260,899
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,281,936	2,145,020
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,526,280	1,114,185
8.36% 7/20/20	5,415,799	4,278,481
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,685,165	1,263,874
6.071% 9/1/14	32,567	32,242
6.201% 3/1/10	13,863	13,724
6.602% 9/1/13	42,092	41,671
7.032% 4/1/12	419,847	411,450
7.186% 10/1/12	1,043,561	1,022,690
		29,961,500
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (f)	941,000	907,666
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.45% 10/15/12	2,155,000	2,279,598
General Electric Co. 5.25% 12/6/17	7,130,000	7,001,981
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,734,370
		13,015,949
TOTAL INDUSTRIALS		51,633,249
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Nokia Corp. 5.375% 5/15/19	3,182,000	3,219,341
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	992,582
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	190,937
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.:
0.8794% 6/15/10 (f)	$ 1,092,000	$ 982,873
6.15% 6/15/12	5,265,000	5,139,188
		6,312,998
TOTAL INFORMATION TECHNOLOGY		10,524,921
MATERIALS - 1.6%
Chemicals - 0.4%
Dow Chemical Co.:
7.6% 5/15/14	6,141,000	6,325,236
8.55% 5/15/19	4,126,000	4,133,344
Lubrizol Corp. 8.875% 2/1/19	3,277,000	3,807,065
		14,265,645
Metals & Mining - 1.2%
Anglo American Capital PLC:
9.375% 4/8/14 (b)	2,675,000	2,905,719
9.375% 4/8/19 (b)	3,319,000	3,584,520
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	3,707,000	3,976,658
6.5% 4/1/19	3,707,000	4,116,716
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,298,102
6.4% 12/1/37	2,550,000	2,621,002
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	7,773,413
6.5% 7/15/18	2,796,000	2,797,630
7.125% 7/15/28	3,500,000	3,339,798
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,715,044
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,140,742
		39,269,344
TOTAL MATERIALS		53,534,989
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,451,000
AT&T, Inc.:
6.3% 1/15/38	364,000	351,716
6.8% 5/15/36	10,939,000	11,333,635
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	684,944
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,567,828
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,005,500
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,914,638
5.25% 10/1/15	192,000	185,345

	Principal Amount	Value
6.999% 6/4/18	$ 3,792,000	$ 3,836,200
7.2% 7/18/36	3,523,000	3,415,830
7.721% 6/4/38	2,330,000	2,372,742
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,515,850
6.221% 7/3/17	2,885,000	3,052,229
7.045% 6/20/36	3,707,000	4,107,845
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,246,408
6.25% 4/1/37	1,380,000	1,333,522
6.4% 2/15/38	2,548,000	2,494,469
6.9% 4/15/38	2,420,000	2,524,551
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,160,511
		52,554,763
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	798,064
8.125% 5/1/12	1,130,000	1,265,128
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,847,550
Vodafone Group PLC 5% 12/16/13	2,775,000	2,877,980
		6,788,722
TOTAL TELECOMMUNICATION SERVICES		59,343,485
UTILITIES - 4.0%
Electric Utilities - 2.2%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,337,874
AmerenUE 6.4% 6/15/17	6,509,000	6,683,252
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,938,378
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,504,023
5.8% 3/15/18	4,010,000	4,072,215
6.15% 9/15/17	2,890,000	3,002,427
Duke Energy Carolinas LLC 6.05% 4/15/38	714,000	756,095
EDP Finance BV 6% 2/2/18 (b)	2,864,000	2,940,810
Enel Finance International SA 6.25% 9/15/17 (b)	1,455,000	1,519,128
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,725,246
6.75% 5/1/11	2,425,000	2,531,133
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,110,405
FPL Group Capital, Inc. 7.875% 12/15/15	1,164,000	1,380,028
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,423,340
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,234,931
Ohio Power Co. 1.3459% 4/5/10 (f)	1,167,000	1,154,238
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12	$ 1,885,000	$ 1,989,109
Oncor Electric Delivery Co. LLC 6.8% 9/1/18	7,178,000	7,670,468
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,828,157
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	4,547,900
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,038,630
7.1% 3/1/11	3,932,000	4,181,902
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	2,919,905
		74,489,594
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	191,544
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,924,834
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	6,654,028
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,224,077
6.5% 5/1/18	2,640,000	2,680,176
		16,483,115
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,638,281
6.25% 6/30/12	1,938,000	2,080,784
6.3% 9/30/66 (f)	9,255,000	6,293,400
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,662,701
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,800,000	1,872,356
5.875% 10/1/12	2,880,000	3,067,214
6.5% 9/15/37	2,524,000	2,619,518
National Grid PLC 6.3% 8/1/16	7,820,000	8,034,151
NiSource Finance Corp.:
1.2313% 11/23/09 (f)	412,000	408,728
5.4% 7/15/14	3,885,000	3,676,057
5.45% 9/15/20	2,135,000	1,795,714
6.4% 3/15/18	3,220,000	2,978,895
7.875% 11/15/10	925,000	955,422

	Principal Amount	Value
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	$ 2,740,000	$ 2,000,200
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	1,514,500
		44,597,921
TOTAL UTILITIES		135,762,174
TOTAL NONCONVERTIBLE BONDS (Cost $1,107,853,274)		1,071,712,510
U.S. Government and Government Agency Obligations - 22.2%

Other Government Related - 0.6%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (c)	18,220,000	18,222,514
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2.5% 5/15/14	1,734,000	1,704,659
2.75% 3/13/14	2,460,000	2,454,736
4.75% 11/19/12	4,110,000	4,469,863
5% 2/16/12	20,940,000	22,719,900
Federal Home Loan Bank 3.625% 5/29/13	2,940,000	3,057,976
Freddie Mac:
4% 6/12/13	17,620,000	18,417,851
5.75% 1/15/12	15,975,000	17,624,115
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,320,793
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,210,000	1,213,868
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,983,761
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,625,374	18,487,224
2% 1/15/14 (k)	178,976,888	183,059,703
2% 7/15/14	5,655,850	5,788,412
2.625% 7/15/17	34,567,344	36,850,014
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		244,185,353
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds 4.25% 5/15/39	22,150,000	21,924,956
U.S. Treasury Notes:
1.75% 3/31/14 (k)	40,282,000	38,960,267
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/15/12	$ 131,780,000	$ 132,738,041
2.75% 2/15/19	50,000,000	46,828,000
3.125% 5/15/19	40,000,000	38,687,600
3.375% 6/30/13 (k)	126,309,000	132,308,678
TOTAL U.S. TREASURY OBLIGATIONS		411,447,542
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $736,527,771)		747,839,170
U.S. Government Agency - Mortgage Securities - 32.7%

Fannie Mae - 30.7%
2.795% 4/1/34 (f)	2,834,696	2,896,316
3.061% 6/1/33 (f)	121,309	123,493
3.283% 3/1/35 (f)	124,556	127,294
3.296% 10/1/33 (f)	62,560	63,902
3.301% 3/1/35 (f)	1,087,752	1,107,741
3.384% 5/1/35 (f)	2,539,293	2,596,691
3.583% 8/1/36 (f)	2,703,100	2,766,969
3.77% 6/1/34 (f)	845,093	856,408
3.834% 5/1/34 (f)	1,919,062	1,936,290
3.872% 9/1/33 (f)	1,099,182	1,106,536
3.88% 6/1/35 (f)	700,906	717,392
3.919% 7/1/35 (f)	665,660	679,659
3.945% 2/1/35 (f)	692,860	705,735
3.971% 7/1/35 (f)	551,815	563,670
3.998% 10/1/33 (f)	1,511,706	1,532,706
4% 8/1/18 to 6/1/19	2,653,672	2,715,320
4.046% 3/1/35 (f)	33,052	33,847
4.288% 3/1/33 (f)	89,886	91,801
4.301% 7/1/35 (f)	637,691	655,125
4.338% 3/1/37 (f)	3,755,515	3,874,497
4.398% 11/1/36 (f)	2,301,727	2,375,581
4.43% 2/1/35 (f)	4,666,400	4,779,113
4.436% 3/1/35 (f)	309,355	319,390
4.477% 3/1/35 (f)	646,002	663,239
4.479% 7/1/35 (f)	74,765	76,330
4.492% 5/1/35 (f)	407,341	414,533
4.5% 4/1/23 to 10/1/35	52,199,190	52,549,844
4.5% 7/1/24 (i)	37,000,000	37,725,566
4.526% 10/1/35 (f)	4,862,961	5,006,406
4.548% 10/1/33 (f)	141,478	143,946
4.619% 9/1/35 (f)	3,679,920	3,811,432
4.643% 4/1/35 (f)	3,461,333	3,544,966
4.653% 2/1/35 (f)	5,942,882	6,095,751

	Principal Amount	Value
4.667% 7/1/35 (f)	$ 181,486	$ 187,743
4.699% 8/1/33 (f)	171,331	174,188
4.734% 10/1/35 (f)	1,255,820	1,290,425
4.765% 2/1/34 (f)	48,858	50,481
4.854% 10/1/34 (f)	2,295,775	2,349,972
4.939% 5/1/36 (f)	874,291	906,905
4.962% 7/1/34 (f)	80,061	81,927
4.987% 7/1/35 (f)	3,197,982	3,296,016
5% 10/1/17 to 7/1/37	126,967,435	130,786,556
5.047% 9/1/36 (f)	1,434,014	1,493,228
5.065% 9/1/34 (f)	1,417,416	1,446,182
5.069% 4/1/35 (f)	3,016,963	3,088,227
5.108% 4/1/36 (f)	2,937,414	3,068,681
5.183% 5/1/35 (f)	2,371,281	2,459,941
5.295% 12/1/35 (f)	1,200,143	1,256,738
5.308% 2/1/36 (f)	2,499,660	2,611,365
5.5% 4/1/13 to 3/1/39	291,251,398	302,247,620
5.5% 7/1/39 (i)(j)	19,500,000	20,119,326
5.5% 7/13/39 (i)	7,000,000	7,222,322
5.5% 7/13/39 (i)	3,000,000	3,095,281
5.595% 7/1/37 (f)	651,810	677,209
5.66% 9/1/35 (f)	959,650	1,002,534
6% 6/1/14 to 5/1/37	149,207,180	157,300,050
6% 2/1/37	7,997,203	8,384,880
6% 7/13/39 (i)(j)	40,000,000	41,792,840
6% 7/13/39 (i)	78,000,000	81,496,038
6.003% 4/1/36 (f)	512,019	534,740
6.248% 6/1/36 (f)	253,310	261,895
6.326% 4/1/36 (f)	548,065	574,123
6.5% 6/1/11 to 7/1/34	22,208,102	23,834,584
6.5% 7/13/39 (i)(j)	78,500,000	83,559,168
7% 3/1/15 to 8/1/32	2,658,175	2,905,579
7.5% 7/1/16 to 11/1/31	2,188,533	2,403,513
8% 1/1/30 to 5/1/30	60,503	66,974
8.5% 3/1/25 to 6/1/25	1,165	1,296
TOTAL FANNIE MAE		1,034,686,036
Freddie Mac - 1.2%
3.156% 2/1/34 (f)	188,490	191,787
3.478% 3/1/35 (f)	528,152	540,331
3.858% 1/1/35 (f)	362,488	371,371
3.927% 7/1/33 (f)	4,089,871	4,159,439
4% 2/1/20	2,730,623	2,788,427
4.067% 6/1/35 (f)	264,492	273,613
4.456% 1/1/35 (f)	1,292,600	1,335,232
4.495% 5/1/35 (f)	1,987,185	2,053,116
4.755% 3/1/36 (f)	486,828	499,137
5% 7/13/39 (i)	5,000,000	5,081,932
5% 7/13/39 (i)	5,000,000	5,081,932
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.141% 4/1/35 (f)	$ 1,309,106	$ 1,358,941
5.309% 3/1/33 (f)	31,137	32,063
5.382% 11/1/35 (f)	710,323	746,505
5.522% 1/1/36 (f)	1,579,845	1,653,048
5.692% 10/1/35 (f)	441,429	461,155
5.92% 6/1/36 (f)	1,178,039	1,228,467
6% 4/1/32 to 7/1/37	11,338,904	11,924,270
6.116% 6/1/36 (f)	585,968	613,157
6.616% 1/1/37 (f)	454,707	477,869
7.5% 5/1/17 to 11/1/31	245,420	267,960
8% 7/1/17 to 5/1/27	36,557	40,215
8.5% 3/1/20 to 1/1/28	158,242	175,648
TOTAL FREDDIE MAC		41,355,615
Government National Mortgage Association - 0.8%
4.25% 7/20/34 (f)	285,573	292,859
6% 3/15/29 to 11/15/34	10,398,952	10,974,477
6.5% 8/15/27 to 11/15/35	9,803,105	10,559,806
7% 1/15/28 to 7/15/32	4,360,163	4,720,703
7.5% 4/15/22 to 10/15/28	1,075,105	1,176,726
8% 2/15/17 to 9/15/30	114,413	126,393
8.5% 12/15/16 to 3/15/30	29,950	33,451
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		27,884,415
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,076,094,004)		1,103,926,066
Asset-Backed Securities - 3.3%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6638% 1/25/35 (f)	35,616	19,529
Series 2005-1 Class M1, 0.7838% 4/25/35 (f)	642,067	337,683
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9388% 6/25/33 (f)	40,707	32,500
Series 2004-HE1 Class M1, 0.8138% 2/25/34 (f)	84,484	76,560
Series 2004-OP1 Class M1, 0.8338% 4/25/34 (f)	218,634	130,796
Series 2005-HE2 Class M2, 0.7638% 4/25/35 (f)	92,000	78,346
Series 2005-SD1 Class A1, 0.7138% 11/25/50 (f)	85,411	79,839

	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.345% 9/20/13 (f)	$ 3,237,867	$ 2,841,228
Series 2006-A7 Class A7, 0.335% 10/20/12 (f)	1,837,589	1,612,484
Series 2006-C1 Class C1, 0.795% 10/20/14 (f)	169,000	8,450
Series 2007-A1 Class A, 0.365% 1/20/15 (f)	1,254,508	1,100,830
Series 2007-A4 Class A4, 0.345% 4/22/13 (f)	1,356,989	1,190,757
Series 2007-A5 Class A5, 0.815% 8/20/13 (f)	2,562,023	2,248,175
Airspeed Ltd. Series 2007-1A Class C1, 2.8194% 6/15/32 (b)(f)	2,830,848	905,871
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (b)(f)	287,069	286,217
American Express Credit Account Master Trust Series 2004-C Class C, 0.8194% 2/15/12 (b)(f)	87,400	87,292
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	33,423	33,428
Series 2006-1:
Class B1, 5.2% 3/6/11	133,299	126,634
Class C1, 5.28% 11/6/11	1,850,000	1,750,223
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,133,242
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0138% 12/25/33 (f)	47,196	35,013
Series 2004-R10 Class M1, 1.0138% 11/25/34 (f)	239,000	148,522
Series 2004-R11 Class M1, 0.9738% 11/25/34 (f)	205,737	94,229
Series 2004-R2:
Class M1, 0.7438% 4/25/34 (f)	76,580	61,301
Class M3, 0.8638% 4/25/34 (f)	56,574	21,121
Series 2005-R1 Class M1, 0.7638% 3/25/35 (f)	332,000	221,233
Series 2005-R10 Class A2B, 0.5338% 12/25/35 (f)	279,118	234,881
Series 2005-R2 Class M1, 0.7638% 4/25/35 (f)	727,000	511,740
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6438% 6/25/32 (f)	55,713	28,320
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7038% 3/1/34 (f)	16,878	3,908
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W11 Class M2, 1.0138% 11/25/34 (f)	$ 198,000	$ 81,548
Series 2004-W5 Class M1, 0.9138% 4/25/34 (f)	2,679,000	1,424,786
Series 2004-W7:
Class M1, 0.8638% 5/25/34 (f)	209,000	103,118
Class M2, 0.9138% 5/25/34 (f)	183,000	128,984
Series 2006-W4 Class A2C, 0.4738% 5/25/36 (f)	547,000	174,705
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7338% 12/25/34 (f)	505,174	335,876
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5644% 6/15/33 (f)	80,289	45,009
Series 2004-HE2 Class M1, 0.8638% 4/25/34 (f)	940,000	556,290
Series 2004-HE3:
Class M1, 0.8538% 6/25/34 (f)	83,000	46,154
Class M2, 1.4338% 6/25/34 (f)	131,360	86,315
Series 2004-HE6 Class A2, 0.6738% 6/25/34 (f)	146,710	69,707
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3994% 3/15/12 (f)	1,209,000	1,199,820
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9375% 5/28/44 (f)	109,597	66,066
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9825% 2/28/44 (f)	212,389	130,989
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7638% 9/25/35 (f)	34,687	25,515
Series 2005-FR1 Class M1, 0.8138% 6/25/35 (f)	341,000	189,216
Series 2005-HE2 Class M1, 0.8138% 2/25/35 (f)	537,219	271,604
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (f)	809,141	751,773
C-BASS Trust Series 2006-CB7 Class A2, 0.3738% 10/25/36 (f)	140,849	130,098
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.6944% 6/15/10 (f)	23,893	23,893
Series 2006-1:
Class B, 5.26% 10/15/10	945,000	951,459
Class C, 5.55% 1/18/11	5,965,000	5,996,829

	Principal Amount	Value
Class D, 7.16% 1/15/13 (b)	$ 645,000	$ 593,400
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,048,800
Class C, 5.73% 3/15/11	660,000	594,000
Class D, 6.05% 1/17/12	1,630,000	1,304,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3294% 7/15/11 (f)	60,733	60,321
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,487,374
Series 2007-C3 Class C3, 0.6094% 4/15/13 (b)(f)	1,024,000	933,885
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	2,878,718
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6138% 7/25/36 (f)	402,000	11,123
Series 2006-NC3 Class M10, 2.3138% 8/25/36 (b)(f)	255,000	4,740
Series 2007-RFC1 Class A3, 0.4538% 12/25/36 (f)	635,000	136,208
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.495% 5/20/17 (b)(f)	84,152	61,647
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	359,617	279,327
Chase Issuance Trust:
Series 2004-3 Class C, 0.7894% 6/15/12 (f)	187,000	181,456
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,057,594
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	82,784	74,059
Citibank Credit Card Issuance Trust Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,608,000
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7238% 12/25/33 (b)(f)	123,212	88,309
Series 2007-AMC4 Class M1, 0.5838% 5/25/37 (f)	270,000	8,181
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.3794% 7/15/12 (b)(f)	461,000	458,197
Class B, 0.5994% 7/15/12 (b)(f)	461,000	457,383
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1738% 5/25/33 (f)	16,269	8,776
Series 2004-3:
Class 3A4, 0.5638% 8/25/34 (f)	57,219	29,083
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class M1, 0.8138% 6/25/34 (f)	$ 233,000	$ 135,696
Class M4, 1.2838% 4/25/34 (f)	56,336	28,342
Series 2004-4:
Class A, 0.6838% 8/25/34 (f)	13,050	6,932
Class M2, 0.8438% 6/25/34 (f)	207,174	138,971
Series 2005-1:
Class M1, 0.7338% 8/25/35 (f)	180,000	142,671
Class MV2, 0.7538% 7/25/35 (f)	498,000	396,521
Series 2005-3 Class MV1, 0.7338% 8/25/35 (f)	774,212	707,373
Series 2005-AB1 Class A2, 0.5238% 8/25/35 (f)	141,087	126,416
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,031,480
Class C, 5.074% 6/15/35 (b)	1,862,000	1,843,380
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	699,980
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4394% 1/17/12 (f)	1,024,000	1,017,678
Series 2007-1 Class B, 0.4194% 8/15/12 (f)	1,024,000	923,321
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8077% 5/28/35 (f)	13,702	7,482
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4888% 8/25/34 (f)	102,000	20,458
Series 2006-3 Class 2A3, 0.4738% 11/25/36 (f)	1,585,000	317,000
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1388% 3/25/34 (f)	8,033	3,809
Series 2006-FF12 Class A2, 0.3538% 9/25/36 (f)	103,979	98,867
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	11,972	11,974
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	588,364
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8694% 6/15/13 (f)	272,000	176,800

	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-A Class M1, 1.1388% 1/25/34 (f)	$ 397,813	$ 273,150
Series 2005-A:
Class M1, 0.7438% 1/25/35 (f)	23,429	22,264
Class M2, 0.7738% 1/25/35 (f)	618,000	438,695
Class M3, 0.8038% 1/25/35 (f)	334,000	74,669
Class M4, 0.9938% 1/25/35 (f)	128,000	38,544
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (b)(f)	829,000	613,331
GE Business Loan Trust Series 2003-1 Class A, 0.7494% 4/15/31 (b)(f)	123,668	82,858
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4294% 9/17/12 (f)	313,000	291,090
Class C, 0.5594% 9/17/12 (f)	244,000	219,600
Series 2007-1 Class C, 0.5894% 3/15/13 (f)	1,671,000	1,420,350
GSAMP Trust:
Series 2002-HE Class M1, 2.19% 11/20/32 (f)	197,825	108,275
Series 2003-FM1 Class M1, 1.545% 3/20/33 (f)	377,853	271,719
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(f)	270,974	23,684
Class M1, 0.9638% 6/25/34 (f)	772,000	408,485
Series 2004-FM2 Class M1, 1.0638% 1/25/34 (f)	352,349	236,569
Series 2007-HE1 Class M1, 0.5638% 3/25/47 (f)	289,000	10,577
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6538% 11/25/34 (f)	5,588	2,625
Series 2005-MTR1 Class A1, 0.4538% 10/25/35 (f)	60,160	58,541
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3938% 5/25/30 (b)(f)	232,504	34,876
Series 2006-3 Class C, 0.8638% 9/25/46 (b)(f)	538,000	53,800
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1938% 2/25/33 (f)	141	32
Series 2003-3 Class M1, 1.6038% 8/25/33 (f)	331,551	161,421
Series 2003-4 Class M1, 1.5138% 10/25/33 (f)	104,557	63,444
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class A2, 1.0138% 12/25/33 (f)	$ 11,595	$ 3,830
Class M1, 1.3638% 12/25/33 (f)	113,237	70,835
Series 2003-7 Class A2, 1.0738% 3/25/34 (f)	584	109
Series 2003-8 Class M1, 1.3938% 4/25/34 (f)	183,339	113,876
Series 2004-3 Class M2, 2.0138% 8/25/34 (f)	109,952	68,988
Series 2004-7 Class A3, 0.7038% 1/25/35 (f)	216	95
Series 2005-1 Class M1, 0.7438% 5/25/35 (f)	328,565	299,379
Series 2005-3 Class M1, 0.7238% 8/25/35 (f)	248,382	229,729
Series 2005-5 Class 2A2, 0.5638% 11/25/35 (f)	107,107	100,114
Series 2006-1 Class 2A3, 0.5388% 4/25/36 (f)	1,077,531	971,936
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (f)	97,553	60,031
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4594% 6/15/12 (f)	792,000	765,191
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (f)	268,985	164,792
Class M2, 0.8063% 1/20/35 (f)	201,965	119,803
Series 2005-3 Class A1, 0.5763% 1/20/35 (f)	138,322	81,941
Series 2006-2:
Class M1, 0.585% 3/20/36 (f)	212,687	121,002
Class M2, 0.605% 3/20/36 (f)	351,503	171,121
Series 2006-3 Class A1V, 0.395% 3/20/36 (f)	130,393	127,115
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5038% 1/25/37 (f)	436,000	111,616
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,601,349	1,631,918
Series 2006-1:
Class B, 5.29% 11/15/12	126,913	128,850
Class C, 5.34% 11/15/12	163,174	163,576
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4438% 11/25/36 (f)	438,000	182,214

	Principal Amount	Value
Class MV1, 0.5438% 11/25/36 (f)	$ 356,000	$ 33,439
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (f)	357,011	278,858
Series 2006-A Class 2A1, 1.2575% 9/27/21 (f)	134,605	132,513
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5438% 6/25/33 (f)	717,957	359,899
Series 2004-2:
Class M1, 0.8438% 6/25/34 (f)	744,000	497,164
Class M2, 1.3938% 6/25/34 (f)	129,403	95,072
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5738% 10/25/36 (f)	158,000	4,358
Series 2007-HE1 Class M1, 0.6138% 5/25/37 (f)	249,000	8,267
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0138% 7/25/34 (f)	186,489	128,784
Series 2003-OPT1 Class M1, 0.9638% 7/25/34 (f)	52,228	29,386
Series 2006-FM1 Class A2B, 0.4238% 4/25/37 (f)	796,216	574,580
Series 2006-OPT1 Class A1A, 0.5738% 6/25/35 (f)	597,740	279,350
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9638% 12/27/32 (f)	13,688	8,703
Series 2003-NC7 Class M1, 1.3638% 6/25/33 (f)	176,597	117,941
Series 2003-NC8 Class M1, 1.3638% 9/25/33 (f)	137,553	93,048
Series 2004-HE6 Class A2, 0.6538% 8/25/34 (f)	20,187	3,836
Series 2004-NC2 Class M1, 1.1388% 12/25/33 (f)	362,538	230,441
Series 2005-HE1 Class M2, 0.7838% 12/25/34 (f)	172,000	116,690
Series 2005-HE2 Class M1, 0.7138% 1/25/35 (f)	155,000	70,450
Series 2005-NC1 Class M1, 0.7538% 1/25/35 (f)	141,000	63,026
Series 2007-HE2 Class A2A, 0.3538% 1/25/37 (f)	32,868	25,893
Series 2007-HE4 Class A2A, 0.4238% 2/25/37 (f)	30,782	19,242
Series 2007-NC3 Class A2A, 0.3738% 5/25/37 (f)	17,811	13,456
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2938% 2/25/33 (f)	$ 36,132	$ 29,635
Series 2002-HE2 Class M1, 1.8138% 8/25/32 (f)	218,052	118,857
Series 2002-NC1 Class M1, 1.5138% 2/25/32 (b)(f)	187,896	130,309
Series 2002-NC3:
Class A3, 0.9938% 8/25/32 (f)	12,136	2,383
Class M1, 1.3938% 8/25/32 (f)	20,967	11,488
Series 2003-NC1 Class M1, 1.8888% 11/25/32 (f)	136,323	68,148
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4138% 4/25/37 (f)	24,845	18,691
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	98,985
Series 2006-3 Class A1, 0.3438% 9/25/19 (f)	305,201	293,577
Series 2006-4 Class A1, 0.3438% 3/25/25 (f)	300,692	281,263
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3938% 1/25/34 (f)	400,812	269,547
Series 2005-4 Class M2, 0.8238% 9/25/35 (f)	503,000	96,169
Series 2005-D Class M2, 0.7838% 2/25/36 (f)	105,000	5,963
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	77,765	45,122
Series 2006-HE2 Class A2, 0.4338% 3/25/36 (f)	216,116	206,793
Ocala Funding LLC Series 2006-1A Class A, 1.715% 3/20/11 (b)(f)	414,000	157,320
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9638% 11/25/34 (f)	121,000	95,316
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9938% 9/25/34 (f)	98,000	69,403
Class M3, 1.5638% 9/25/34 (f)	188,000	52,875
Class M4, 1.7638% 9/25/34 (f)	241,000	24,746
Series 2004-WCW2 Class M3, 0.8638% 7/25/35 (f)	141,000	20,342
Series 2004-WHQ2 Class M1, 0.9038% 2/25/35 (f)	410,000	334,342

	Principal Amount	Value
Series 2004-WWF1:
Class M2, 0.9938% 2/25/35 (f)	$ 566,000	$ 327,135
Class M3, 1.0538% 2/25/35 (f)	70,000	37,909
Series 2005-WCH1:
Class M2, 0.8338% 1/25/35 (f)	1,972,000	1,384,451
Class M3, 0.8738% 1/25/35 (f)	168,000	88,606
Class M4, 1.1438% 1/25/35 (f)	520,000	91,316
Series 2005-WHQ2 Class M7, 1.5638% 5/25/35 (f)	1,251,000	40,068
Providian Master Note Trust Series 2006-C1A Class C1, 0.8694% 3/16/15 (b)(f)	759,000	669,815
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3838% 2/25/37 (f)	669,798	623,565
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1138% 4/25/33 (f)	1,796	347
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1088% 3/25/35 (f)	666,000	324,885
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.465% 3/20/19 (b)(f)	341,627	219,798
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (f)	448,000	201,600
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 1.9138% 8/25/34 (f)	67,398	44,695
Series 2003-BC4 Class M1, 0.9138% 11/25/34 (f)	685,000	434,654
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4638% 9/25/34 (f)	30,365	2,682
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6738% 2/25/34 (f)	48,282	23,539
Series 2007-BC4 Class A3, 0.5638% 11/25/37 (f)	6,060,146	5,410,217
Series 2007-GEL1 Class A2, 0.5038% 1/25/37 (b)(f)	461,000	139,341
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4194% 9/15/11 (f)	144,503	142,985
Class B, 0.5994% 9/15/11 (f)	1,385,000	1,260,350
Series 2007-AE1:
Class A, 0.4194% 1/15/12 (f)	345,000	333,660
Class B, 0.6194% 1/15/12 (f)	300,000	272,034
Class C, 0.9194% 1/15/12 (f)	372,000	260,400
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.4194% 6/15/12 (f)	$ 1,012,000	$ 946,220
Class B, 0.5394% 6/15/12 (f)	2,515,000	2,288,650
Class C, 0.8194% 6/15/12 (f)	1,500,000	1,050,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7438% 9/25/34 (f)	10,148	2,934
Series 2003-6HE Class A1, 0.7838% 11/25/33 (f)	12,837	4,353
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4694% 10/17/11 (f)	1,206,000	1,165,863
Class C, 0.6694% 10/17/11 (f)	1,133,000	1,076,350
Series 2007-1 Class C, 0.6894% 6/15/12 (f)	1,292,000	969,000
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	4,071,814
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8194% 8/15/15 (b)(f)	2,465,000	2,101,295
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,135,000	4,297,009
Series 2007-A5A Class A5, 1.0694% 10/15/14 (b)(f)	590,000	569,410
Series 2007-C1 Class C1, 0.7194% 5/15/14 (b)(f)	1,501,000	1,410,982
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (b)(f)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $124,174,596)		110,594,086
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (b)(f)	236,000	181,720
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (b)(f)	830,000	794,957
Class 2M, 1.0544% 2/17/52 (b)(f)	564,000	525,783
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (b)(f)	516,645	222,157
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (f)	485,000	72,750

	Principal Amount	Value
Class C, 5.6986% 4/10/49 (f)	$ 1,290,000	$ 180,600
Class D, 5.6986% 4/10/49 (f)	650,000	84,500
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (f)	23,596	20,496
Series 2004-B Class 1A1, 4.6868% 3/25/34 (f)	26,265	22,157
Series 2004-C Class 1A1, 4.0969% 4/25/34 (f)	42,531	35,843
Series 2004-J Class 2A1, 4.7566% 11/25/34 (f)	1,260,953	1,078,784
Series 2005-E Class 2A7, 4.6153% 6/25/35 (f)	2,680,000	1,413,528
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5938% 1/25/35 (f)	1,005,717	508,635
Series 2005-2 Class 1A1, 0.5638% 3/25/35 (f)	185,196	92,219
Series 2005-5 Class 1A1, 0.5338% 7/25/35 (f)	235,616	124,799
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.7758% 2/25/37 (f)	615,965	526,425
Series 2007-A2 Class 2A1, 5.1835% 7/25/37 (f)	304,167	269,703
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (f)	7,310,000	6,458,618
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 3.7115% 8/25/34 (f)	3,096,343	2,711,751
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7138% 5/25/33 (f)	22,653	21,750
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7138% 1/25/35 (f)	17,771	11,895
Series 2004-2 Class 7A3, 0.7138% 2/25/35 (f)	40,519	26,752
Series 2004-4 Class 5A2, 0.7138% 3/25/35 (f)	8,305	4,869
Series 2005-1 Class 5A2, 0.6438% 5/25/35 (f)	143,875	93,713
Series 2005-10:
Class 5A1, 0.5738% 1/25/36 (f)	237,479	110,604
Class 5A2, 0.6338% 1/25/36 (f)	106,989	53,524
Series 2005-2:
Class 6A2, 0.5938% 6/25/35 (f)	29,796	19,001
Class 6M2, 0.7938% 6/25/35 (f)	519,000	111,984
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-4 Class 7A2, 0.5438% 8/25/35 (f)	$ 56,144	$ 30,720
Series 2005-8 Class 7A2, 0.5938% 11/25/35 (f)	141,252	86,009
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0538% 5/25/34 (f)	5,092	2,622
Series 2004-AR5 Class 11A2, 1.0538% 6/25/34 (f)	11,010	6,121
Series 2004-AR6 Class 9A2, 1.0538% 10/25/34 (f)	50,671	29,792
Series 2004-AR7 Class 6A2, 1.0738% 8/25/34 (f)	13,920	7,610
Series 2004-AR8 Class 8A2, 1.0738% 9/25/34 (f)	8,682	7,360
Series 2007-AR7 Class 2A1, 4.583% 11/25/34 (f)	1,157,695	918,931
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4738% 3/25/37 (f)	1,210,000	370,236
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4031% 9/19/36 (f)	180,900	159,691
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (f)	18,999	9,764
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (b)(f)	1,007,000	800,968
Class C2, 1.5769% 10/18/54 (b)(f)	337,000	161,524
Class M2, 1.3569% 10/18/54 (b)(f)	579,000	396,847
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (b)(f)	863,000	489,373
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (b)(f)	1,097,000	504,730
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.915% 12/20/54 (b)(f)	2,117,000	127,020
Series 2006-2 Class C1, 0.785% 12/20/54 (f)	1,885,000	131,950
Series 2006-3 Class C2, 0.815% 12/20/54 (f)	396,000	16,434
Series 2006-4:
Class B1, 0.405% 12/20/54 (f)	1,059,000	180,030
Class C1, 0.695% 12/20/54 (f)	647,000	38,820

	Principal Amount	Value
Class M1, 0.485% 12/20/54 (f)	$ 279,000	$ 30,690
Series 2007-1:
Class 1C1, 0.615% 12/20/54 (f)	654,000	45,780
Class 1M1, 0.465% 12/20/54 (f)	425,000	51,000
Class 2C1, 0.745% 12/20/54 (f)	298,000	20,860
Class 2M1, 0.565% 12/20/54 (f)	546,000	76,440
Series 2007-2 Class 2C1, 0.7488% 12/17/54 (f)	757,000	45,420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (f)	151,584	16,885
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8329% 4/25/35 (f)	1,355,507	923,456
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5331% 5/19/35 (f)	147,707	66,027
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (b)(f)	215,000	186,878
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7638% 10/25/34 (f)	52,439	29,657
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0538% 3/25/35 (f)	85,465	23,071
Series 2005-1:
Class M4, 1.0638% 4/25/35 (f)	10,325	688
Class M5, 1.0838% 4/25/35 (f)	8,887	1,010
Series 2005-3 Class A1, 0.5538% 8/25/35 (f)	210,469	100,103
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,230,000	4,828,639
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.5772% 12/25/34 (f)	992,949	865,826
Series 2006-A2 Class 5A1, 5.1224% 11/25/33 (f)	1,368,821	1,196,340
Series 2007-A1 Class 1A1, 4.1979% 7/25/35 (f)	3,474,011	3,100,372
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6975% 9/26/45 (b)(f)	158,268	69,034
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5838% 3/25/35 (f)	18,122	9,518
Series 2007-3 Class 22A2, 0.5238% 5/25/47 (f)	502,000	147,907
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 373,914	$ 283,889
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4838% 2/25/37 (f)	616,573	240,463
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.5094% 6/15/22 (b)(f)	449,000	202,050
Class D, 0.5194% 6/15/22 (b)(f)	173,000	51,900
Class E, 0.5294% 6/15/22 (b)(f)	276,000	69,000
Class F, 0.5594% 6/15/22 (b)(f)	498,000	109,560
Class G, 0.6294% 6/15/22 (b)(f)	103,000	20,600
Class H, 0.6494% 6/15/22 (b)(f)	207,000	31,050
Class J, 0.6894% 6/15/22 (b)(f)	242,000	29,040
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.7038% 3/25/28 (f)	72,869	47,297
Series 2003-B Class A1, 0.6538% 4/25/28 (f)	81,010	52,637
Series 2003-D Class A, 0.6238% 8/25/28 (f)	67,248	42,390
Series 2003-E Class A2, 2.0813% 10/25/28 (f)	115,004	75,244
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (f)	187,905	133,453
Class A2D, 2.3063% 11/25/29 (f)	27,281	18,792
Series 2004-G Class A2, 1.4488% 1/25/30 (f)	92,470	57,756
Series 2005-A Class A2, 2.0013% 2/25/30 (f)	85,275	53,456
Series 2005-B Class A2, 1.4% 7/25/30 (f)	265,160	179,539
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,057,193
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6838% 12/25/34 (f)	90,494	58,782
Class A2, 0.7638% 12/25/34 (f)	122,677	81,641
Series 2005-2 Class 1A1, 0.5738% 5/25/35 (f)	104,630	60,898
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6038% 7/25/35 (f)	1,072,443	509,481
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6138% 3/25/37 (f)	861,000	36,162
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (f)	723,000	559,506

	Principal Amount	Value
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (f)	$ 189,000	$ 136,080
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4982% 10/25/35 (f)	1,874,174	1,428,929
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6731% 7/10/35 (b)(f)	457,088	216,248
Series 2003-CB1:
Class B3, 1.7731% 6/10/35 (b)(f)	361,855	189,322
Class B4, 1.9731% 6/10/35 (b)(f)	695,390	345,887
Class B5, 2.5731% 6/10/35 (b)(f)	475,131	236,568
Class B6, 3.0731% 6/10/35 (b)(f)	280,044	137,922
Series 2004-A:
Class B4, 1.5231% 2/10/36 (b)(f)	274,810	102,037
Class B5, 2.0231% 2/10/36 (b)(f)	183,505	63,731
Series 2004-B Class B4, 1.4231% 2/10/36 (b)(f)	119,639	34,899
Series 2004-C:
Class B4, 1.2731% 9/10/36 (b)(f)	156,427	47,632
Class B5, 1.6731% 9/10/36 (b)(f)	174,940	47,461
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4138% 9/25/46 (f)	509,888	400,553
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	76,774	67,677
Series 2004-SL2 Class A1, 6.5% 10/25/16	119,553	103,645
Series 2005-AR5 Class 1A1, 5.3717% 9/19/35 (f)	87,427	59,662
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7638% 6/25/33 (b)(f)	96,571	63,903
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4138% 2/25/36 (b)(f)	6,185	6,120
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (f)	53,672	33,041
Series 2004-10 Class A4, 1.9806% 11/20/34 (f)	77,684	48,475
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (f)	233,089	138,769
Series 2004-4 Class A, 2.1606% 5/20/34 (f)	284,967	179,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-5 Class A3, 1.5925% 6/20/34 (f)	$ 110,104	$ 71,509
Series 2004-6:
Class A3A, 1.4588% 7/20/34 (f)	86,291	56,396
Class A3B, 2.3038% 7/20/34 (f)	16,467	10,140
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (f)	87,613	52,092
Class A3B, 2.1388% 7/20/34 (f)	10,777	6,265
Series 2005-1 Class A2, 1.7513% 2/20/35 (f)	137,063	87,437
Series 2005-2 Class A2, 2.03% 3/20/35 (f)	178,252	104,572
Series 2005-3 Class A1, 0.515% 5/20/35 (f)	87,876	46,674
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7138% 9/25/33 (b)(f)	30,899	14,566
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (f)	1,153,000	518,859
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.3938% 9/25/46 (f)	28,739	27,819
Series 2006-AR7 Class C1B1, 0.3738% 7/25/46 (f)	4,549	4,481
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5263% 6/25/34 (f)	1,253,882	1,113,836
Series 2005-AR10 Class 2A2, 3.986% 6/25/35 (f)	3,798,363	3,369,240
Series 2005-AR12:
Class 2A5, 4.1484% 7/25/35 (f)	3,710,000	2,656,880
Class 2A6, 4.1211% 7/25/35 (f)	4,871,168	4,117,117
Series 2005-AR3 Class 2A1, 4.2799% 3/25/35 (f)	1,053,554	846,788
Series 2005-AR4 Class 2A2, 4.5398% 4/25/35 (f)	2,428,796	2,047,083
TOTAL PRIVATE SPONSOR		58,393,264
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,705,309	2,909,093

	Principal Amount	Value
Series 1999-57 Class PH, 6.5% 12/25/29	$ 1,894,078	$ 2,036,953
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5638% 10/25/35 (f)	1,968,597	1,954,192
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,073,800	2,190,603
Series 2002-9 Class PC, 6% 3/25/17	317,622	339,736
Series 2004-81:
Class KC, 4.5% 4/25/17	10,800,716	11,169,726
Class KD, 4.5% 7/25/18	2,625,000	2,748,805
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	143,990	147,813
Series 2004-86 Class KC, 4.5% 5/25/19	681,946	707,291
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	8,080,180	8,520,099
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,133,198
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,503,545
Series 2702 Class WB, 5% 4/15/17	1,870,037	1,935,925
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,762,381
Series 2885 Class PC, 4.5% 3/15/18	2,396,718	2,475,062
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,992,898
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,660,476
sequential payer:
Series 2508 Class CK, 5% 10/15/17	9,065,517	9,535,041
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,357,119
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.2912% 6/16/37 (f)(h)	212,956	289,658
TOTAL U.S. GOVERNMENT AGENCY		81,369,614
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,524,545)		139,762,878
Commercial Mortgage Securities - 7.4%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8991% 2/14/43 (f)	$ 1,435,000	$ 1,428,087
Class A3, 6.9491% 2/14/43 (f)	1,545,000	1,525,108
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9107% 5/10/45 (f)	2,100,000	1,934,737
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,036,943
Class A3, 5.39% 9/10/47	1,985,000	1,620,948
Series 2007-2 Class A1, 5.421% 4/10/49	1,772,777	1,797,592
Series 2007-3 Class A3, 5.8373% 6/10/49 (f)	6,100,000	4,657,646
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,333,720
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,403,490
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,368,623
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7894% 3/15/22 (b)(f)	217,000	97,650
Class G, 0.8494% 3/15/22 (b)(f)	141,000	53,580
Series 2006-BIX1:
Class F, 0.6294% 10/15/19 (b)(f)	558,000	251,100
Class G, 0.6494% 10/15/19 (b)(f)	380,000	152,000
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6738% 4/25/34 (b)(f)	647,432	420,831
Class B, 2.2138% 4/25/34 (b)(f)	50,879	13,992
Class M1, 0.8738% 4/25/34 (b)(f)	41,457	21,558
Class M2, 1.5138% 4/25/34 (b)(f)	37,150	15,789
Series 2004-2:
Class A, 0.7438% 8/25/34 (b)(f)	490,567	318,869
Class M1, 0.8938% 8/25/34 (b)(f)	79,229	41,199
Series 2004-3:
Class A1, 0.6838% 1/25/35 (b)(f)	931,335	605,368

	Principal Amount	Value
Class A2, 0.7338% 1/25/35 (b)(f)	$ 121,230	$ 71,526
Class M1, 0.8138% 1/25/35 (b)(f)	124,083	67,625
Class M2, 1.3138% 1/25/35 (b)(f)	80,226	36,102
Series 2005-2A:
Class A1, 0.6238% 8/25/35 (b)(f)	520,702	287,532
Class M1, 0.7438% 8/25/35 (b)(f)	38,608	14,335
Class M2, 0.7938% 8/25/35 (b)(f)	63,500	21,825
Class M3, 0.8138% 8/25/35 (b)(f)	35,052	11,283
Class M4, 0.9238% 8/25/35 (b)(f)	32,512	9,984
Series 2005-3A:
Class A1, 0.6338% 11/25/35 (b)(f)	287,149	163,072
Class A2, 0.7138% 11/25/35 (b)(f)	186,064	95,823
Series 2005-4A:
Class A2, 0.7038% 1/25/36 (b)(f)	1,035,463	517,732
Class M1, 0.7638% 1/25/36 (b)(f)	216,655	97,495
Class M2, 0.7838% 1/25/36 (b)(f)	65,359	27,778
Class M3, 0.8138% 1/25/36 (b)(f)	95,013	38,005
Series 2006-1 Class A2, 0.6738% 4/25/36 (b)(f)	101,058	50,135
Series 2006-2A:
Class A1, 0.5438% 7/25/36 (b)(f)	1,020,103	576,562
Class A2, 0.5938% 7/25/36 (b)(f)	92,079	46,813
Class M1, 0.6238% 7/25/36 (b)(f)	96,683	36,324
Class M2, 0.6438% 7/25/36 (b)(f)	68,402	24,324
Class M6, 0.8538% 7/25/36 (b)(f)	69,717	20,539
Series 2006-3A:
Class M5, 0.7938% 10/25/36 (b)(f)	80,670	26,218
Class M6, 0.8738% 10/25/36 (b)(f)	157,534	47,260
Series 2006-4A:
Class A1, 0.5438% 12/25/36 (b)(f)	579,866	325,015
Class A2, 0.5838% 12/25/36 (b)(f)	1,292,337	539,938
Class M1, 0.6038% 12/25/36 (b)(f)	93,648	29,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class A2, 0.5838% 3/25/37 (b)(f)	$ 245,568	$ 122,784
Class B3, 3.6638% 3/25/37 (b)(f)	156,629	29,446
Series 2007-2A:
Class A1, 0.5838% 7/25/37 (b)(f)	217,478	125,485
Class A2, 0.6338% 7/25/37 (b)(f)	203,560	111,958
Class B1, 1.9138% 7/25/37 (b)(f)	191,381	50,716
Class B2, 2.5638% 7/25/37 (b)(f)	165,284	33,057
Class B3, 3.6638% 7/25/37 (b)(f)	187,031	35,536
Class M2, 0.7238% 7/25/37 (b)(f)	113,089	52,586
Class M3, 0.8038% 7/25/37 (b)(f)	113,089	49,759
Class M4, 0.9638% 7/25/37 (b)(f)	239,226	87,318
Class M5, 1.0638% 7/25/37 (b)(f)	213,129	67,136
Class M6, 1.3138% 7/25/37 (b)(f)	265,324	83,577
Series 2007-3:
Class A2, 0.6038% 7/25/37 (b)(f)	358,033	144,216
Class B1, 1.2638% 7/25/37 (b)(f)	165,478	38,225
Class B2, 1.9138% 7/25/37 (b)(f)	578,419	115,453
Class B3, 4.3138% 7/25/37 (b)(f)	221,890	37,322
Class M1, 0.6238% 7/25/37 (b)(f)	146,673	46,187
Class M2, 0.6538% 7/25/37 (b)(f)	154,195	44,624
Class M3, 0.6838% 7/25/37 (b)(f)	336,973	91,488
Class M4, 0.8138% 7/25/37 (b)(f)	532,537	142,880
Class M5, 0.9138% 7/25/37 (b)(f)	199,325	48,297
Class M6, 1.1138% 7/25/37 (b)(f)	150,434	37,217
Series 2007-4A:
Class B1, 2.8638% 9/25/37 (b)(f)	260,265	69,413
Class B2, 3.7638% 9/25/37 (b)(f)	1,271,706	313,603
Class M4, 1.9138% 9/25/37 (b)(f)	838,231	272,425

	Principal Amount	Value
Class M5, 2.0638% 9/25/37 (b)(f)	$ 838,231	$ 251,469
Class M6, 2.2638% 9/25/37 (b)(f)	838,231	230,514
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	1,925,053	24,641
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7594% 3/15/19 (b)(f)	284,000	203,610
Class H, 0.9694% 3/15/19 (b)(f)	191,000	70,694
Class J, 1.1694% 3/15/19 (b)(f)	143,000	32,484
Series 2007-BBA8:
Class D, 0.5694% 3/15/22 (b)(f)	147,000	73,221
Class E, 0.6194% 3/15/22 (b)(f)	763,000	355,053
Class F, 0.6694% 3/15/22 (b)(f)	468,000	200,822
Class G, 0.7194% 3/15/22 (b)(f)	120,000	46,839
Class H, 0.8694% 3/15/22 (b)(f)	147,000	52,920
Class J, 1.0194% 3/15/22 (b)(f)	147,000	41,160
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,687,853
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,604,914	1,606,490
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	322,767
Class C, 5.713% 6/11/40 (b)	1,170,000	245,428
Class D, 5.713% 6/11/40 (b)	1,170,000	233,747
C-BASS Trust floater Series 2006-SC1 Class A, 0.5838% 5/25/36 (b)(f)	369,923	161,205
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (b)(f)	1,345,000	1,343,958
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	1,016,065	1,014,189
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6494% 11/15/36 (b)(f)	156,000	39,000
Class H, 0.6894% 11/15/36 (b)(f)	125,000	28,750
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,047,243
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	$ 5,582,655	$ 5,666,705
Series 2007-FL3A Class A2, 0.4594% 4/15/22 (b)(f)	2,595,000	1,167,750
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	4,852,348
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6294% 4/15/17 (b)(f)	335,000	172,187
Class E, 0.6894% 4/15/17 (b)(f)	107,000	50,547
Class F, 0.7294% 4/15/17 (b)(f)	60,000	26,550
Class G, 0.8694% 4/15/17 (b)(f)	60,000	24,675
Class H, 0.9394% 4/15/17 (b)(f)	60,000	24,600
Class J, 1.1694% 4/15/17 (b)(f)	46,000	18,400
Series 2005-FL11:
Class F, 0.7694% 11/15/17 (b)(f)	135,423	58,280
Class G, 0.8194% 11/15/17 (b)(f)	93,490	38,132
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,560,869
Series 2004-LBN2 Class X2, 1.025% 3/10/39 (b)(f)(g)	5,384,201	68,112
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	3,885,000	3,580,871
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	4,821,417
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	1,888,312
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	794,245	795,389
Series 2000-C1 Class A2, 7.545% 4/15/62	854,757	873,444
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,575,928	1,539,307
Class A4, 4.75% 1/15/37	3,035,000	2,714,514
Series 1997-C2 Class D, 7.27% 1/17/35	472,533	478,705
Series 1998-C1 Class D, 7.17% 5/17/40	517,725	513,652

	Principal Amount	Value
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (b)(f)(g)	$ 25,126,182	$ 810,910
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	154,693
Series 2004-C1 Class ASP, 0.953% 1/15/37 (b)(f)(g)	21,955,319	328,287
Series 2006-C1 Class A3, 5.551% 2/15/39 (f)	3,895,000	3,349,862
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4694% 2/15/22 (b)(f)	3,470,000	1,388,000
Series 2007-TFL1:
Class C:
0.4894% 2/15/22 (b)(f)	657,000	216,810
0.5894% 2/15/22 (b)(f)	234,000	63,180
Class F, 0.6394% 2/15/22 (b)(f)	469,000	117,250
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	986,010	992,860
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,039,567	3,117,912
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	2,569,789
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.5088% 11/5/21 (b)(f)	3,490,000	1,464,914
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,686,758
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	12,492,608
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,511,943	1,523,754
Series 2006-GG7 Class A3, 5.9165% 7/10/38 (f)	3,460,000	2,992,633
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5575% 6/6/20 (b)(f)	405,000	291,600
Class D, 0.5975% 6/6/20 (b)(f)	1,115,000	579,800
Class E, 0.6875% 6/6/20 (b)(f)	2,220,000	1,110,000
Class F, 0.7575% 6/6/20 (b)(f)	294,000	132,300
Series 2007-EOP:
Class C, 0.6375% 3/6/20 (b)(f)	1,335,000	1,014,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class D, 0.6875% 3/6/20 (b)(f)	$ 400,000	$ 300,000
Class E, 0.7575% 3/6/20 (b)(f)	670,000	495,800
Class F, 0.7975% 3/6/20 (b)(f)	335,000	244,550
Class G, 0.8375% 3/6/20 (b)(f)	165,000	118,800
Class H, 0.9675% 3/6/20 (b)(f)	275,000	189,750
Class J, 1.1675% 3/6/20 (b)(f)	395,000	268,600
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,545,176
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	3,030,000	2,934,677
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,890,189	1,907,121
Class A2, 5.778% 8/10/45	5,055,000	4,689,474
Class A4, 5.9932% 8/10/45 (f)	1,985,000	1,500,006
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5994% 11/15/18 (b)(f)	115,096	49,491
Class F, 0.6494% 11/15/18 (b)(f)	172,644	72,510
Class G, 0.6794% 11/15/18 (b)(f)	150,409	60,164
Class H, 0.8194% 11/15/18 (b)(f)	115,096	40,284
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (f)	4,625,000	3,800,135
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	4,930,154
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,733,000	3,017,866
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	5,105,000	4,224,874
Series 2007-LDP10 Class A1, 5.122% 1/15/49	943,054	947,988
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	2,794,196
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,652,051
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	173,445
Class C, 5.7462% 2/12/49	1,971,000	413,449
Class D, 5.7462% 2/12/49	2,075,000	414,553

	Principal Amount	Value
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	$ 1,725,000	$ 362,109
Class CS, 5.466% 1/15/49 (f)	745,000	148,942
Class ES, 5.5455% 1/15/49 (b)(f)	4,663,000	559,401
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.9388% 7/15/44 (f)	1,815,000	183,006
Class G, 6.1497% 7/15/44 (b)(f)	3,200,000	299,828
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,856,402	1,886,590
Series 2001-C3 Class A1, 6.058% 6/15/20	577,558	584,832
Series 2005-C3 Class A2, 4.553% 7/15/30	1,552,295	1,537,918
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,448,929
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	3,340,000	3,194,300
Series 2006-C7 Class A1, 5.279% 11/15/38	624,672	633,302
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	823,443	831,958
Class A3, 5.398% 2/15/40	5,000,000	4,067,007
Class A4, 5.424% 2/15/40	7,630,000	5,546,087
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,777,305
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,088,000
Class C, 4.13% 11/20/37 (b)	3,760,000	2,444,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6594% 9/15/21 (b)(f)	402,971	110,817
Class G, 0.6794% 9/15/21 (b)(f)	795,609	198,902
Class H, 0.7194% 9/15/21 (b)(f)	204,773	46,074
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	285,107	282,142
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,138,340	2,067,472
Series 2007-C1 Class A4, 5.8287% 6/12/50 (f)	3,796,000	2,723,638
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	701,592	698,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 4,298,000	$ 3,321,324
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	3,793,558
Series 2007-7 Class B, 5.75% 6/12/50	770,000	171,841
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.545% 7/15/19 (b)(f)	261,000	26,100
Series 2007-XCLA Class A1, 0.545% 7/17/17 (b)(f)	957,841	478,921
Series 2007-XLCA Class B, 0.8194% 7/17/17 (b)(f)	548,938	27,447
Series 2007-XLFA:
Class D, 0.535% 10/15/20 (b)(f)	235,000	58,750
Class E, 0.595% 10/15/20 (b)(f)	294,000	58,800
Class F, 0.645% 10/15/20 (b)(f)	176,000	31,680
Class G, 0.685% 10/15/20 (b)(f)	218,000	32,700
Class H, 0.775% 10/15/20 (b)(f)	137,000	13,700
Class J, 0.925% 10/15/20 (b)(f)	157,000	12,560
Class NHRO, 1.235% 10/15/20 (b)(f)	93,109	8,380
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,273,445	1,288,453
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,001,488	3,027,605
Series 2006-T23 Class A1, 5.682% 8/12/41	902,989	921,256
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	4,785,000	4,021,124
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,413,098	1,415,893
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,197,964	3,240,041
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	9,556,059
Series 2005-IQ9 Class X2, 1.1692% 7/15/56 (b)(f)(g)	22,431,042	471,864
Series 2007-HQ12 Class A2, 5.6319% 4/12/49 (f)	4,920,000	4,584,953
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	353,177
Series 2007-XLC1:
Class C, 0.9194% 7/17/17 (b)(f)	749,610	37,480
Class D, 1.0194% 7/17/17 (b)(f)	352,629	17,631

	Principal Amount	Value
Class E, 1.1194% 7/17/17 (b)(f)	$ 286,466	$ 14,323
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,675,752	2,541,964
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.795% 3/24/18 (b)(f)	39,486	35,537
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5194% 1/15/18 (b)(f)	449,000	269,400
Series 2006-WL7A:
Class E, 0.5994% 9/15/21 (b)(f)	491,000	147,300
Class F, 0.6844% 8/11/18 (b)(f)	661,000	132,200
Class G, 0.7044% 8/11/18 (b)(f)	626,000	93,900
Class J, 0.9444% 8/11/18 (b)(f)	139,000	13,900
Series 2007-WHL8:
Class AP2, 1.1194% 6/15/20 (b)(f)	53,945	8,092
Class F, 0.7994% 6/15/20 (b)(f)	1,046,000	209,200
Class LXR2, 1.1194% 6/15/20 (b)(f)	713,442	71,344
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,494,207	1,479,222
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	828,397	816,816
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,176,471
Class A4, 5.305% 12/15/43	3,240,000	2,390,697
Class A5, 5.342% 12/15/43	3,796,000	2,496,320
Series 2007-C31 Class A1, 5.14% 4/15/47	763,132	769,925
Series 2007-C32 Class A2, 5.7356% 6/15/49 (f)	1,255,000	1,120,880
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	2,366,826
Series 2007-C30 Class E, 5.553% 12/15/43 (f)	6,257,000	563,130
Series 2007-C31 Class C, 5.6906% 4/15/47 (f)	2,455,000	306,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $328,264,865)		249,681,654
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,194,488
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 3,600,000	$ 3,277,404
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,553,000	1,830,381
TOTAL MUNICIPAL SECURITIES (Cost $7,619,850)		7,302,273
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,752,413
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	351,586
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $2,820,000)	2,820,000	2,545,776
Cash Equivalents - 4.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $148,112,000)	$ 148,112,047	148,112,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $3,690,982,963)	3,583,580,412
NET OTHER ASSETS - (6.2)%	(210,774,865)
NET ASSETS - 100%	$ 3,372,805,547
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (d)

	Dec. 2034	$ 245,904	$ (231,220)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (d)	Oct. 2034	439,482	(424,829)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (d)	Dec. 2034	427,179	(401,671)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (d)	Oct. 2034	439,482	(424,651)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (d)

	Sept. 2034	$ 135,917	$ (127,420)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $360,000)	Sept. 2037	3,000,000	(2,940,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $598,000)	Sept. 2037	2,600,000	(2,548,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $348,750)	Sept. 2037	1,500,000	(1,470,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $701,375)

	Sept. 2037	$ 3,100,000	$ (3,038,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $572,000)	Sept. 2037	4,400,000	(4,312,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $214,000)	Sept. 2037	1,600,000	(1,568,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $1,023,500)	Sept. 2037	4,600,000	(4,508,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (d)

	August 2034	$ 106,807	$ (79,040)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (d)	Oct. 2034	131,573	(97,200)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (d)	March 2034	92,633	(9,486)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (d)	Feb. 2034	4,841	(4,548)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (d)	April 2032	40,946	(32,509)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (d)

	June 2035	$ 600,000	$ (566,088)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)	Sept. 2010	1,900,000	(31,496)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (d)	May 2011	4,290,000	(77,722)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (d)	May 2011	2,260,000	(40,308)
TOTAL CREDIT DEFAULT SWAPS		$ 31,914,764	$ (22,932,188)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	299,830
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 11,825,000	$ 323,349
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,052,174
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	2,996,635
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	1,600,483
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(49,519)	Sept. 2010	1,500,000	81,336
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(43,437)	Nov. 2010	1,000,000	56,833
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,810,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	4,070,834

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(6,013,670)	April 2011	$ 105,000,000	$ 8,239,718
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,496,815
TOTAL INTEREST RATE SWAPS		$ 373,753,000	$ 23,028,257
		$ 405,667,764	$ 96,069
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,702,426 or 6.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,222,514 or 0.6% of net assets.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a position of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,471,184.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$148,112,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 19,828,185
Deutsche Bank Securities, Inc.	17,582,046
ING Financial Markets LLC	6,511,869
J.P. Morgan Securities, Inc.	91,166,162
Mizuho Securities USA, Inc.	6,511,869
Morgan Stanley & Co., Inc.	6,511,869
$ 148,112,000
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 110,594,086	$ -	$ 96,733,586	$ 13,860,500
Cash Equivalents	148,112,000	-	148,112,000	-
Collateralized Mortgage Obligations	139,762,878	-	137,925,333	1,837,545
Commercial Mortgage Securities	249,681,654	-	235,218,220	14,463,434
Corporate Bonds	1,071,712,510	-	1,071,712,510	-
Foreign Government and Government Agency Obligations	1,752,413	-	1,752,413	-
Municipal Securities	7,302,273	-	7,302,273	-
Preferred Securities	2,545,776	-	2,545,776	-
Supranational Obligations	351,586	-	351,586	-
U.S. Government Agency - Mortgage Securities	1,103,926,066	-	1,103,926,066	-
U.S. Government and Government Agency Obligations	747,839,170	-	747,839,170	-
Total Investments in Securities:	$ 3,583,580,412	$ -	$ 3,553,418,933	$ 30,161,479
Derivative Instruments:
Assets
Swap Agreements	$ 23,028,257	$ -	$ 23,028,257	$ -
Liabilities
Swap Agreements	$ (22,932,188)	$ -	$ (20,612,566)	$ (2,319,622)
Total Derivative Instruments:	$ 96,069	$ -	$ 2,415,691	$ (2,319,622)
Other Financial Instruments
Forward Commitments	$ 62,890	$ -	$ 62,890	$ -
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,936,265
Total Realized Gain (Loss)	160,570
Total Unrealized Gain (Loss)	(5,568,803)
Cost of Purchases	8,818
Proceeds of Sales	(2,159,810)
Amortization/Accretion	128,721
Transfer in/out of Level 3	19,655,718
Ending Balance	$ 30,161,479
Total unrealized gain (loss) on investments held at June 30, 2009	$ (5,158,537)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (10,202,880)
Total Unrealized Gain (Loss)	8,369,047
Transfer in/out of Level 3	(485,789)
Ending Balance	$ (2,319,622)
Realized Gain (Loss) on swap agreements for the period	(8,686,239)
Total unrealized gain (loss) on derivative instruments held at June 30, 2009	$ 209,181

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (22,932,188)
Interest Rate Risk
Swap Agreements (a)	23,028,257	-
Total Value of Derivatives	$ 23,028,257	$ (22,932,188)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $16,442,077 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $148,112,000) - See accompanying schedule: Unaffiliated issuers (cost $3,690,982,963)		$ 3,583,580,412
Commitment to sell securities on a delayed delivery basis	$ (99,655,938)
Receivable for securities sold on a delayed delivery basis	99,718,828	62,890
Receivable for investments sold, regular delivery		64,398,909
Cash		1,615,040
Receivable for swap agreements		8,828
Interest receivable		26,212,842
Unrealized appreciation on swap agreements		23,028,257
Total assets		3,698,907,178

Liabilities
Payable for investments purchased Regular delivery	$ 18,485,800
Delayed delivery	284,664,645
Unrealized depreciation on swap agreements	22,932,188
Other payables and accrued expenses	18,998
Total liabilities		326,101,631

Net Assets		$ 3,372,805,547
Net Assets consist of:
Paid in capital		$ 3,499,738,972
Undistributed net investment income		2,096,723
Accumulated undistributed net realized gain (loss) on investments		(20,335,555)
Net unrealized appreciation (depreciation) on investments		(108,694,593)
Net Assets, for 33,728,011 shares outstanding		$ 3,372,805,547
Net Asset Value, offering price and redemption price per share ($3,372,805,547 ÷ 33,728,011 shares)		$ 100.00

Statement of Operations

	Six months ended June 30, 2009

Investment Income
Dividends		$ 111,690
Interest		78,720,189
Total income		78,831,879

Expenses
Custodian fees and expenses	$ 57,755
Independent trustees' compensation	5,536
Total expenses before reductions	63,291
Expense reductions	(5,719)	57,572
Net investment income		78,774,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,656,676
Swap agreements	(4,795,091)
Total net realized gain (loss)		(2,138,415)
Change in net unrealized appreciation (depreciation) on: Investment securities	172,979,017
Swap agreements	3,044,916
Delayed delivery commitments	63,746
Total change in net unrealized appreciation (depreciation)		176,087,679
Net gain (loss)		173,949,264
Net increase (decrease) in net assets resulting from operations		$ 252,723,571

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,774,307	$ 189,917,346
Net realized gain (loss)	(2,138,415)	(18,055,948)
Change in net unrealized appreciation (depreciation)	176,087,679	(262,164,666)
Net increase (decrease) in net assets resulting from operations	252,723,571	(90,303,268)
Distributions to shareholders from net investment income	(79,693,060)	(186,208,380)
Distributions to shareholders from net realized gain	-	(7,723,403)
Total distributions	(79,693,060)	(193,931,783)
Share transactions Proceeds from sales of shares	82,082,468	327,717,478
Reinvestment of distributions	79,693,060	193,931,783
Cost of shares redeemed	(124,861,289)	(662,360,879)
Net increase (decrease) in net assets resulting from share transactions	36,914,239	(140,711,618)
Total increase (decrease) in net assets	209,944,750	(424,946,669)

Net Assets
Beginning of period	3,162,860,797	3,587,807,466
End of period (including undistributed net investment income of $2,096,723 and undistributed net investment income of $3,015,476, respectively)	$ 3,372,805,547	$ 3,162,860,797
Other Information Shares
Sold	841,601	3,214,522
Issued in reinvestment of distributions	824,145	1,962,900
Redeemed	(1,307,379)	(6,809,276)
Net increase (decrease)	358,367	(1,631,854)

Financial Highlights

Six months ended June 30,

Years ended December 31,

2009

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.393	5.319	5.534	2.814
Net realized and unrealized gain (loss)	5.249	(7.583)	(.594)	3.132
Total from investment operations	7.642	(2.264)	4.940	5.946
Distributions from net investment income	(2.422)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	-	(.220)	(.075)	(.100)
Total distributions	(2.422)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 100.00	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	8.18%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% G	-% A, G
Net investment income	5.01% A	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,372,806	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	123% A	140%	137%	99% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2009

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected

Not Part of Financial Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 84,981,735
Unrealized depreciation	(187,239,547)
Net unrealized appreciation (depreciation)	$ (102,257,812)
Cost for federal income tax purposes	$ 3,685,838,224

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Not Part of Financial Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $31,914,764 representing 0.95% of

Not Part of Financial Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(22,932,188). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $13,471,184. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $9,461,004 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (8,528,120)	$ 8,004,296
Interest Rate Risk
Swap Agreements	3,733,029	(4,959,380)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,795,091)	$ 3,044,916

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(4,795,091) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,044,916 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $234,166,382 and $254,878,679, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,536.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $183.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Not Part of Financial Report

8. Other - continued

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	14.8%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	9.8%
VIP Investment Grade Bond Portfolio	74.5%

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2009, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2009 and for the year ended December 31, 2008, and the financial highlights for the six months ended June 30, 2009, for each of the two years in the year ended December 31, 2008 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2009 and for the year ended December 31, 2008, and the financial highlights for the six months ended June 30, 2009, for each of the two years in the year ended December 31, 2008 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 26, 2009

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Albert R. Gamper, Jr.
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Abigail P. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Arthur E. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Michael E. Kenneally
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
James H. Keyes
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Marie L. Knowles
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Kenneth L. Wolfe
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,683,293,854.88	100.000
Against	0.00	0.000
Abstain	0.00	0.000
Broker Non-Votes	0.00	0.000
TOTAL	3,683,293,854.88	100.000
A Denotes trust-wide proposal and voting results.

Seminnual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0809
1.705629.111

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.75%
Actual		$ 1,000.00	$ 1,152.10	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class	.85%
Actual		$ 1,000.00	$ 1,152.50	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class 2	1.00%
Actual		$ 1,000.00	$ 1,151.30	$ 5.33
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	.78%
Actual		$ 1,000.00	$ 1,152.50	$ 4.16
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.0	14.9
Freddie Mac	3.9	5.9
Fannie Mae	3.7	9.2
Canadian Government	2.4	2.8
Japan Government	2.4	2.8
	27.4
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.8	6.8
Telecommunication Services	6.8	5.3
Financials	6.2	3.2
Materials	4.7	3.0
Information Technology	4.2	3.5
Quality Diversification (% of fund's net assets)
As of June 30, 2009		As of December 31, 2008
	U.S. Government and U.S. Government Agency Obligations†† 25.8%	U.S. Government and U.S. Government Agency Obligations 31.6%
	AAA,AA,A 11.2%	AAA,AA,A 15.9%
	BBB 4.6%	BBB 3.8%
	BB 11.3%	BB 12.3%
	B 21.3%	B 16.0%
	CCC,CC,C 10.4%	CCC,CC,C 6.3%
	D 1.3%	D 0.0%†
	Not Rated 4.4%	Not Rated 1.0%
	Equities 0.1%	Equities 0.1%
	Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 13.0%
† Amount represents less than 0.1% †† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Preferred Securities 0.6%		Preferred Securities 0.7%
	Corporate Bonds 32.9%		Corporate Bonds 25.2%
	U.S. Government and U.S. Government Agency Obligations†† 25.8%		U.S. Government and U.S. Government Agency Obligations 31.6%
	Foreign Government & Government Agency Obligations 19.5%		Foreign Government & Government Agency Obligations 22.5%
	Floating Rate Loans 11.3%		Floating Rate Loans 6.6%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets 13.0%
* Foreign investments	32.0%	** Foreign investments	31.8%
* Swaps	0.1%	** Futures and Swaps	2.7%
†† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 170,000	$ 128,670
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		500,000	330,750
TOTAL ENERGY			459,420
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		70,000	63,700
1.25% 2/15/27		55,000	42,144
			105,844
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		95,000	58,425
6% 5/1/15		385,000	180,488
ON Semiconductor Corp. 0% 4/15/24		20,000	19,074
Spansion, Inc. 2.25% 6/15/16 (c)(g)		240,000	1,080
			259,067
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		1,610,000	1,237,768
TOTAL CONVERTIBLE BONDS			2,062,099
Nonconvertible Bonds - 32.1%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		170,000	119,000
Robert Bosch GmbH 3.75% 6/12/13	EUR	50,000	71,042
RSC Equipment Rental, Inc. 10% 7/15/17 (g)		180,000	179,775
Tenneco, Inc. 8.125% 11/15/15		80,000	63,200
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	311,100
TRW Automotive, Inc.:
7% 3/15/14 (g)		20,000	14,400

		Principal Amount (d)	Value
7.25% 3/15/17 (g)		$ 15,000	$ 10,350
Visteon Corp. 7% 3/10/14 (c)		400,000	12,000
			780,867
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		657,000	78,840
7.125% 7/15/13 (c)		170,000	20,400
7.2% 1/15/11 (c)		85,000	10,200
7.4% 9/1/25 (c)		369,000	44,280
7.7% 4/15/16 (c)		535,000	64,200
8.1% 6/15/24 (c)		175,000	20,563
8.25% 7/15/23 (c)		698,000	85,505
8.375% 7/15/33 (c)		720,000	91,800
8.8% 3/1/21 (c)		50,000	6,000
			421,788
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		175,000	148,750
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,050
			186,800
Hotels, Restaurants & Leisure - 1.5%
Carrols Corp. 9% 1/15/13		355,000	332,813
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	97,500
8% 11/15/13		100,000	85,250
MGM Mirage, Inc.:
5.875% 2/27/14		455,000	295,750
6.625% 7/15/15		1,765,000	1,147,250
6.75% 9/1/12		400,000	280,000
6.75% 4/1/13		870,000	591,600
6.875% 4/1/16		235,000	151,575
7.5% 6/1/16		1,320,000	854,700
7.625% 1/15/17		1,067,000	688,215
10.375% 5/15/14 (g)		175,000	185,500
11.125% 11/15/17 (g)		250,000	265,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15		195,000	126,750
Scientific Games Corp. 6.25% 12/15/12		40,000	38,000
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	59,000
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)		349,000	242,555
Six Flags, Inc.:
8.875% 2/1/10 (c)		580,000	78,300
9.625% 6/1/14 (c)		486,000	68,040
9.75% 4/15/13 (c)		75,000	9,000
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	91,200
Station Casinos, Inc.:
6% 4/1/12 (c)		610,000	207,400
6.5% 2/1/14 (c)		811,000	16,220
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.625% 3/15/18 (c)		$ 830,000	$ 16,600
6.875% 3/1/16 (c)		865,000	17,300
7.75% 8/15/16 (c)		920,000	312,800
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	11,270
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		65,000	61,100
Vail Resorts, Inc. 6.75% 2/15/14		225,000	216,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		30,000	3,000
12.75% 1/15/13 (c)		230,000	4,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		73,000	43,800
			6,598,088
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		360,000	309,600
Sealy Mattress Co. 10.875% 4/15/16 (g)		110,000	115,500
			425,100
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	35,000
Media - 2.9%
AMC Entertainment, Inc. 11% 2/1/16		120,000	116,400
BSkyB Finance UK Ltd. 5.75% 10/20/17 (Reg. S)	GBP	75,000	122,523
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		500,000	523,750
CanWest Media, Inc. 8% 9/15/12 (c)		40,000	11,600
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)		1,057,000	126,840
11% 10/1/15 (c)		22,000	2,530
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)		640,000	678,400
10.25% 9/15/10 (c)		588,000	620,340
10.25% 10/1/13 (c)		425,000	450,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (g)(k)		555,000	531,413
10.875% 9/15/14 (g)		700,000	728,000

		Principal Amount (d)	Value
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 255,000	$ 56,100
5.5% 9/15/14		213,000	46,860
5.5% 12/15/16		115,000	25,013
5.75% 1/15/13		195,000	47,775
6.25% 3/15/11		10,000	4,250
6.875% 6/15/18		170,000	36,975
10.75% 8/1/16		1,630,000	505,300
EchoStar Communications Corp.:
6.625% 10/1/14		790,000	726,800
7% 10/1/13		340,000	323,850
7.125% 2/1/16		2,725,000	2,527,438
Haights Cross Communications, Inc. 12.5% 8/15/11 (f)		20,000	1,400
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	49,500
Interpublic Group of Companies, Inc. 10% 7/15/17 (g)		170,000	172,550
Lamar Media Corp. 6.625% 8/15/15		770,000	669,900
Liberty Media Corp.:
8.25% 2/1/30		195,000	134,306
8.5% 7/15/29		230,000	158,413
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	32,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		460,000	296,700
10% 8/1/14		230,000	218,500
11.5% 5/1/16 (g)		315,000	306,338
11.625% 2/1/14 (g)		160,000	158,800
Pearson Funding One PLC 6% 12/15/15	GBP	150,000	253,672
Rainbow National Services LLC:
8.75% 9/1/12 (g)		110,000	108,900
10.375% 9/1/14 (g)		365,000	372,300
The Reader's Digest Association, Inc. 9% 2/15/17		160,000	6,800
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,365,000	1,092,000
Univision Communications, Inc. 12% 7/1/14 (g)		330,000	323,813
Videotron Ltd. 6.875% 1/15/14		125,000	116,875
			12,685,924
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		300,000	300,000
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (f)		340,000	186,710
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		450,000	195,750
			682,460
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		$ 110,000	$ 87,450
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	83,250
10.375% 6/1/15 pay-in-kind (k)		260,191	109,633
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	12,450
10% 11/1/14		1,150,000	966,000
11.375% 11/1/16		59,000	38,645
Staples, Inc. 9.75% 1/15/14		433,000	483,631
			1,781,059
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		170,000	164,900
9.75% 1/15/15		115,000	112,125
LVMH Moet Hennessy - Louis Vuitton 4.375% 5/12/14	EUR	50,000	71,442
			348,467
TOTAL CONSUMER DISCRETIONARY			23,945,553
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	100,000	163,006
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		200,000	163,400
			326,406
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon et Compagnie 6.375% 4/4/13	EUR	50,000	73,756
Rite Aid Corp.:
7.5% 3/1/17		375,000	293,906
8.625% 3/1/15		55,000	36,575
9.375% 12/15/15		255,000	169,575
9.5% 6/15/17		345,000	226,838
10.375% 7/15/16		305,000	275,644
Tesco PLC 5.125% 2/24/15	EUR	50,000	73,177
			1,149,471
Food Products - 0.2%
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	12,000
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (g)		330,000	308,550
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	24,125

		Principal Amount (d)	Value
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		$ 35,000	$ 31,675
10.625% 4/1/17		65,000	54,925
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (f)		130,000	71,500
Smithfield Foods, Inc.:
7.75% 7/1/17		170,000	122,825
10% 7/15/14 (g)		205,000	202,950
Unilever PLC 4.75% 6/16/17	GBP	40,000	65,923
			894,473
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	71,625
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	34,400
TOTAL CONSUMER STAPLES			2,476,375
ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	110,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	212,400
Seabulk International, Inc. 9.5% 8/15/13		135,000	136,519
			459,419
Oil, Gas & Consumable Fuels - 3.4%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		245,000	225,400
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	600,600
Berry Petroleum Co.:
8.25% 11/1/16		150,000	128,250
10.25% 6/1/14		145,000	145,000
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	181,875
8.875% 2/1/17		250,000	151,250
Chesapeake Energy Corp.:
6.5% 8/15/17		250,000	210,000
6.875% 11/15/20		375,000	301,875
7.5% 9/15/13		40,000	38,200
7.625% 7/15/13		655,000	622,250
9.5% 2/15/15		360,000	362,700
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	267,094
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	159,300
Denbury Resources, Inc. 9.75% 3/1/16		105,000	107,888
DONG Energy A/S 6.5% 5/7/19	EUR	100,000	147,843
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc. 7.375% 2/15/16 (g)		$ 300,000	$ 219,000
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,300
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	50,000	56,764
Harvest Operations Corp. 7.875% 10/15/11		50,000	42,000
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	60
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		200,000	184,000
9.125% 7/2/18 (g)		230,000	205,850
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	168,350
8% 5/15/17		305,000	250,100
11.75% 6/30/16		320,000	320,000
Massey Energy Co. 6.875% 12/15/13		560,000	512,400
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	360,750
8.25% 12/15/14		95,000	62,225
Peabody Energy Corp. 7.875% 11/1/26		300,000	273,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	151,895
Petrohawk Energy Corp.:
7.875% 6/1/15		810,000	749,250
9.125% 7/15/13		600,000	597,000
Petroleos de Venezuela SA:
5.25% 4/12/17		4,820,000	2,265,400
5.375% 4/12/27		905,000	357,475
Petroleum Development Corp. 12% 2/15/18		265,000	222,600
Plains Exploration & Production Co. 10% 3/1/16		645,000	661,125
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	345,050
Range Resources Corp. 7.375% 7/15/13		100,000	98,000
SandRidge Energy, Inc.:
8% 6/1/18 (g)		460,000	395,600
8.625% 4/1/15 pay-in-kind (k)		230,000	207,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	121,800
Southern Star Central Corp. 6.75% 3/1/16		90,000	80,213
Southwestern Energy Co. 7.5% 2/1/18 (g)		150,000	144,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (g)		290,000	275,422

		Principal Amount (d)	Value
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		$ 70,000	$ 53,200
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,058
7.5% 4/1/17		445,000	465,580
7.625% 4/1/37		50,000	50,640
8% 2/1/16		75,000	78,750
8.375% 6/15/32		40,000	43,509
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		500,000	465,000
Venoco, Inc. 8.75% 12/15/11		190,000	172,425
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	238,700
YPF SA 10% 11/2/28		340,000	272,000
			14,844,766
TOTAL ENERGY			15,304,185
FINANCIALS - 5.4%
Capital Markets - 0.2%
3i Group PLC 1.46% 6/8/12 (k)	EUR	50,000	52,635
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (k)	EUR	200,000	246,384
Lloyds TSB Bank PLC 6.375% 6/17/16	EUR	100,000	141,745
Morgan Stanley 4% 11/17/15	EUR	100,000	122,036
Royal Bank of Scotland PLC 5.75% 5/21/14	EUR	100,000	142,954
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (k)	EUR	100,000	122,391
UBS AG London Branch 5.625% 5/19/14	EUR	50,000	72,193
VTB Capital SA 8.25% 6/30/11	EUR	100,000	139,999
			1,040,337
Commercial Banks - 1.8%
Banco Santander SA 3.875% 5/27/14	EUR	100,000	140,470
Barclays Bank PLC 10% 5/21/21	GBP	50,000	96,820
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	300,000	421,842
Credit Agricole SA:
5% (k)	GBP	150,000	180,156
5.875% 6/11/19	EUR	50,000	71,698
Credit Commercial de France 4.875% 1/15/14	EUR	50,000	72,745
Development Bank of Philippines 8.375% (k)		400,000	376,000
DnB NOR Bank ASA 4.5% 5/29/14	EUR	150,000	208,795
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,675,000	1,289,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine: - continued
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		$ 680,000	$ 646,000
Export-Import Bank of India 1.0075% 6/7/12 (k)	JPY	20,000,000	186,848
HSBC Holdings PLC 6% 6/10/19	EUR	150,000	210,470
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		980,000	744,800
ING Bank NV 4.75% 5/27/19	EUR	300,000	425,019
JPMorgan Chase Bank 4.375% 11/30/21 (k)	EUR	150,000	177,885
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		340,000	326,400
National Australia Bank Ltd. 5.375% 12/8/14	GBP	50,000	81,357
Nordea Bank AB 4.5% 5/12/14	EUR	50,000	71,250
Rabobank Nederland 5.875% 5/20/19	EUR	300,000	440,012
RSHB Capital SA 9% 6/11/14 (g)		115,000	116,725
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	68,732
Societe Generale SCF 4% 7/7/16 (i)	EUR	250,000	348,368
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	150,000	244,456
US Bank NA, Cincinnati 4.375% 2/28/17 (k)	EUR	100,000	113,871
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		340,000	335,750
Wachovia Bank NA 5.25% 8/1/23	GBP	100,000	125,568
Wachovia Corp. 4.375% 8/1/16	EUR	50,000	62,668
Wells Fargo & Co. 7.98% (k)		135,000	112,725
			7,697,180
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	36,000
Ford Motor Credit Co. LLC:
7% 10/1/13		340,000	273,371
7.25% 10/25/11		790,000	683,301
7.375% 2/1/11		45,000	40,737
8% 6/1/14		335,000	269,953
8% 12/15/16		1,125,000	860,095
12% 5/15/15		820,000	762,600
General Motors Acceptance Corp.:
6.75% 12/1/14		55,000	43,450
8% 11/1/31		490,000	335,623
GMAC LLC:
6% 4/1/11 (g)		91,000	79,170

		Principal Amount (d)	Value
6.75% 12/1/14 (g)		$ 280,000	$ 224,000
8% 11/1/31 (g)		1,788,000	1,251,600
SLM Corp. 1.477% 12/15/10 (k)	EUR	100,000	118,826
			4,978,726
Diversified Financial Services - 1.3%
Banca Italease SpA 1.695% 6/28/16 (k)	EUR	100,000	84,267
Bank of America Corp.:
4% 3/28/18 (k)	EUR	150,000	144,542
8% (k)		350,000	288,750
8.125% (k)		480,000	398,400
BAT International Finance PLC 5.375% 6/29/17	EUR	50,000	71,342
BG Energy Capital PLC 5.125% 12/7/17	GBP	100,000	164,266
CIT Group, Inc.:
1.17% 2/13/12 (k)		90,000	54,000
5% 2/13/14		215,000	127,680
5.4% 2/13/12		310,000	210,832
5.4% 3/7/13		195,000	120,853
5.6% 4/27/11		35,000	26,245
5.85% 9/15/16		85,000	49,725
7.625% 11/30/12		340,000	232,814
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	8,332	13,919
8.151% 12/31/30	GBP	20,000	31,310
FireKeepers Development Authority 13.875% 5/1/15 (g)		100,000	92,250
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	220,150
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	56,292
Imperial Tobacco Finance:
5% 6/25/12	EUR	50,000	70,864
8.375% 2/17/16	EUR	370,000	565,316
Kreditanstalt fuer Wiederaufbau 3.875% 1/21/19	EUR	300,000	414,976
Linde Finance BV 6.75% 12/8/15	EUR	100,000	157,359
NCO Group, Inc. 11.875% 11/15/14		120,000	60,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		400,000	394,000
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	5,171,872	146,007
SES Global Americas Holdings GP 4.875% 7/9/14 (i)	EUR	50,000	69,737
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	75,000	130,196
TMK Capital SA 10% 7/29/11		800,000	694,000
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	50,000	66,608
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
UT2 Funding PLC 5.321% 6/30/16	EUR	80,000	$ 27,446
Volkswagen International Finance NV 5.375% 11/15/13	EUR	100,000	145,135
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	67,135
4.375% 5/19/14	EUR	50,000	65,333
			5,461,749
Insurance - 0.2%
Eureko BV:
5.125% (k)	EUR	200,000	112,216
7.375% 6/16/14	EUR	180,000	262,428
Mapfre SA 5.921% 7/24/37 (k)	EUR	100,000	90,008
Royal & Sun Alliance Insurance Group PLC 9.375% 5/20/39	GBP	100,000	174,394
Society of Lloyd's 6.875% 11/17/25 (k)	GBP	100,000	136,023
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	100,000	148,762
			923,831
Real Estate Investment Trusts - 0.2%
Rouse Co. 5.375% 11/26/13 (c)		$ 335,000	211,050
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(g)		515,000	324,450
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	162,900
8.625% 1/15/12		280,000	275,100
Ventas Realty LP 6.5% 6/1/16		65,000	58,175
			1,031,675
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (g)		425,000	414,375
Hammerson PLC 4.875% 6/19/15	EUR	50,000	56,640
Realogy Corp.:
10.5% 4/15/14		2,950,000	1,268,500
11.75% 4/15/14 pay-in-kind (k)		205,774	58,618
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	93,854
			1,891,987
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
1.877% 12/2/49 (k)	EUR	100,000	64,174

		Principal Amount (d)	Value
4.604% (k)	EUR	100,000	$ 63,005
Nationwide Building Society 3.375% 8/17/15 (k)	EUR	200,000	236,767
			363,946
TOTAL FINANCIALS			23,389,431
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc. 10% 10/15/17		$ 15,000	15,263
Invacare Corp. 9.75% 2/15/15		90,000	90,450
			105,713
Health Care Providers & Services - 1.9%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (g)		505,000	493,638
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (k)		730,000	363,596
CRC Health Group, Inc. 10.75% 2/1/16		90,000	60,300
DASA Finance Corp. 8.75% 5/29/18 (g)		105,000	102,375
DaVita, Inc. 6.625% 3/15/13		340,000	318,325
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	130,000
HCA, Inc.:
5.75% 3/15/14		220,000	174,350
6.25% 2/15/13		110,000	96,250
6.375% 1/15/15		75,000	61,313
6.5% 2/15/16		275,000	224,813
6.75% 7/15/13		110,000	96,800
8.5% 4/15/19 (g)		425,000	414,375
9.125% 11/15/14		1,855,000	1,834,131
9.25% 11/15/16		1,595,000	1,563,100
9.625% 11/15/16 pay-in-kind (k)		442,000	438,685
9.875% 2/15/17 (g)		75,000	75,563
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	88,200
Rural/Metro Corp. 9.875% 3/15/15		80,000	68,800
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	79,950
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	29,700
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	675,188
Tenet Healthcare Corp.:
9.25% 2/1/15		85,000	77,563
9.875% 7/1/14		805,000	805,000
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	50,050
			8,322,065
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		$ 70,000	$ 69,038
Pharmaceuticals - 0.2%
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	75,000	108,603
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	59,638
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	225
Pfizer, Inc.:
5.75% 6/3/21	EUR	100,000	149,867
6.5% 6/3/38	GBP	100,000	178,855
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	157,743
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	191,957
			846,888
TOTAL HEALTH CARE			9,343,704
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	20,500
DigitalGlobe, Inc. 10.5% 5/1/14 (g)		185,000	188,700
Hexcel Corp. 6.75% 2/1/15		100,000	92,750
Orbimage Holdings, Inc. 12.5% 7/1/12 (k)		100,000	102,125
			404,075
Airlines - 0.3%
American Airlines pass-thru trust certificates 10.375% 7/2/19 (i)		405,000	407,025
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		50,000	30,000
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	7,500
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		594,452	487,451
8.021% 8/10/22		307,788	200,062
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	788
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		131,587	98,690
8.028% 11/1/17		65,855	44,123
			1,277,389

		Principal Amount (d)	Value
Building Products - 0.2%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	100,000	$ 156,102
Nortek, Inc.:
8.5% 9/1/14		$ 730,000	208,050
10% 12/1/13		750,000	600,000
NTK Holdings, Inc. 0% 3/1/14 (e)		455,000	36,400
			1,000,552
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	8,750
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	104,644
Cenveo Corp. 10.5% 8/15/16 (g)		175,000	131,250
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	429,600
7.75% 1/15/15		180,000	172,800
West Corp. 9.5% 10/15/14		475,000	418,000
			1,265,044
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	50,125
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	48,600
General Cable Corp. 7.125% 4/1/17		40,000	36,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	57,000
			141,600
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	200,000	260,908
Sequa Corp.:
11.75% 12/1/15 (g)		685,000	395,588
13.5% 12/1/15 pay-in-kind (g)		262,656	123,120
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (k)	GBP	50,000	67,068
			846,684
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		60,000	54,000
Terex Corp. 10.875% 6/1/16		330,000	330,000
			384,000
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		285,000	233,700
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	77,900
US Shipping Partners LP 13% 8/15/14 (c)		170,000	1,700
			313,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		$ 100,000	$ 84,250
7.625% 12/1/13		100,000	84,000
12.5% 4/1/16 (g)		555,000	564,713
TFM SA de CV 9.375% 5/1/12		670,000	636,500
			1,369,463
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	118,123
Penhall International Corp. 12% 8/1/14 (g)		80,000	30,400
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		613,000	484,270
			632,793
TOTAL INDUSTRIALS			7,685,025
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	312,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	919,350
6.5% 1/15/28		400,000	224,000
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(k)		190,000	64,125
10.125% 7/15/13 (c)		190,000	64,600
10.75% 7/15/16 (c)		1,015,000	350,175
			1,934,250
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (g)		95,000	97,850
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		530,000	329,925
Series B, 10.25% 11/1/15		170,000	106,250
11.25% 11/1/16 pay-in-kind		116,187	51,280
			487,455
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		230,000	192,050
12.25% 11/15/15 pay-in-kind (k)		55,000	39,600
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	247,000

		Principal Amount (d)	Value
Unisys Corp.:
8% 10/15/12		$ 65,000	$ 39,000
12.5% 1/15/16		210,000	123,900
			641,550
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.:
7.125% 3/15/11		10,000	9,875
7.75% 5/15/13		65,000	60,125
9.25% 6/1/16		505,000	467,125
Avago Technologies Finance Ltd.:
6.1675% 6/1/13 (k)		44,000	37,950
10.125% 12/1/13		695,000	708,900
11.875% 12/1/15		505,000	503,738
Freescale Semiconductor, Inc.:
8.875% 12/15/14		2,685,000	1,342,500
9.875% 12/15/14 pay-in-kind (k)		1,626,531	594,678
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2462% 12/15/11 (c)(k)		40,000	20
New ASAT Finance Ltd. 9.25% 2/1/11 (c)		105,000	131
NXP BV:
3.8813% 10/15/13 (k)		1,180,000	448,400
7.875% 10/15/14		803,000	357,335
9.5% 10/15/15		1,280,000	448,000
Spansion LLC 11.25% 1/15/16 (c)(g)		255,000	64,069
Viasystems, Inc. 10.5% 1/15/11		140,000	124,600
			5,167,446
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	20,500
TOTAL INFORMATION TECHNOLOGY			8,349,051
MATERIALS - 3.6%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17 (g)		160,000	164,800
Chemtura Corp. 6.875% 6/1/16 (c)		85,000	61,625
Georgia Gulf Corp.:
7.125% 12/15/13		90,000	24,750
9.5% 10/15/14		710,000	213,000
Huntsman LLC 11.625% 10/15/10		182,000	187,460
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	190,350
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	29,200
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,200,000	528,000
10.875% 12/1/14 pay-in-kind (k)		405,772	154,574
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
11.5% 12/1/16		$ 1,255,000	$ 345,125
NOVA Chemicals Corp.:
4.5375% 11/15/13 (k)		105,000	86,625
6.5% 1/15/12		375,000	347,813
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	81,900
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		95,000	15,200
			2,430,422
Construction Materials - 0.1%
CRH Finance BV 7.375% 5/28/14	EUR	50,000	71,299
Lafarge SA:
6.625% 11/29/17	GBP	45,000	63,369
8.75% 5/30/17	GBP	200,000	326,074
			460,742
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		40,000	36,150
Berry Plastics Holding Corp.:
4.5044% 9/15/14 (k)		45,000	29,700
8.875% 9/15/14		1,255,000	1,057,338
10.25% 3/1/16		270,000	194,400
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (g)		230,000	224,825
Crown Cork & Seal, Inc.:
7.375% 12/15/26		610,000	518,500
7.5% 12/15/96		160,000	115,200
8% 4/15/23		235,000	200,925
Rexam PLC 4.375% 3/15/13	EUR	100,000	130,656
Vitro SAB de CV:
8.625% 2/1/12 (c)		1,395,000	530,100
9.125% 2/1/17 (c)		120,000	45,600
			3,083,394
Metals & Mining - 2.0%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (c)(k)		150,000	1,688
ArcelorMittal SA 8.25% 6/3/13	EUR	50,000	72,975
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	355,163
Evraz Group SA 8.875% 4/24/13 (g)		910,000	766,675
FMG Finance Property Ltd.:
10% 9/1/13 (g)		295,000	281,725
10.625% 9/1/16 (g)		1,342,000	1,281,610

		Principal Amount (d)	Value
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		$ 320,000	$ 327,098
8.25% 4/1/15		510,000	513,188
8.375% 4/1/17		2,570,000	2,582,850
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	71,225
International Steel Group, Inc. 6.5% 4/15/14		445,000	426,088
Ispat Inland ULC 9.75% 4/1/14		20,000	20,955
RathGibson, Inc. 11.25% 2/15/14		305,000	109,800
Steel Dynamics, Inc.:
6.75% 4/1/15		290,000	256,650
7.375% 11/1/12		60,000	56,550
7.75% 4/15/16 (g)		60,000	55,800
Teck Resources Ltd.:
9.75% 5/15/14 (g)		405,000	420,188
10.25% 5/15/16 (g)		515,000	542,038
10.75% 5/15/19 (g)		600,000	634,500
			8,776,766
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)(g)		440,000	404,800
Glatfelter 7.125% 5/1/16		40,000	36,400
NewPage Corp. 7.2775% 5/1/12 (k)		90,000	36,000
Solo Cup Co. 8.5% 2/15/14		135,000	110,700
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (g)		250,000	223,750
			811,650
TOTAL MATERIALS			15,562,974
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
5.875% 4/28/17	GBP	50,000	86,584
7% 4/30/40	GBP	50,000	89,886
Citizens Communications Co.:
7.875% 1/15/27		280,000	219,800
9% 8/15/31		220,000	181,500
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	50,000	83,343
Global Village Telecom Finance LLC 12% 6/30/11 (g)		581,750	596,294
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(g)		1,623,994	1,206,267
Intelsat Corp.:
9.25% 8/15/14 (g)		315,000	303,975
9.25% 6/15/16 (g)		560,000	534,800
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,717,800
Koninklijke KPN NV 6.25% 2/4/14	EUR	75,000	113,829
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
8.75% 2/15/17		$ 395,000	$ 300,200
9.25% 11/1/14		265,000	217,300
12.25% 3/15/13		175,000	166,250
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	275,025
Qwest Communications International, Inc.:
7.5% 2/15/14		480,000	438,000
7.5% 2/15/14		110,000	100,375
Qwest Corp. 8.375% 5/1/16 (g)		550,000	530,750
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		395,000	381,175
Sprint Capital Corp.:
6.875% 11/15/28		3,057,000	2,170,470
6.9% 5/1/19		375,000	310,313
8.75% 3/15/32		1,740,000	1,400,700
Telecom Egypt SAE 12.19% 2/4/10 (k)	EGP	39,260	6,667
Telecom Italia SpA 7.375% 12/15/17	GBP	200,000	329,859
Telefonica Emisiones SAU:
5.496% 4/1/16	EUR	100,000	146,654
5.496% 4/1/16	EUR	50,000	73,327
U.S. West Communications:
7.25% 9/15/25		35,000	26,600
7.25% 10/15/35		70,000	50,050
7.5% 6/15/23		30,000	23,400
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		1,135,000	1,140,675
			13,221,868
Wireless Telecommunication Services - 2.6%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		200,000	204,500
Cricket Communications, Inc.:
9.375% 11/1/14		234,000	230,490
10% 7/15/15		135,000	133,988
Digicel Group Ltd.:
8.875% 1/15/15 (g)		1,575,000	1,323,000
9.125% 1/15/15 pay-in-kind (g)(k)		200,000	166,000
9.25% 9/1/12 (g)		620,000	607,600
12% 4/1/14 (g)		770,000	777,700
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		1,215,000	1,215,000
11.5% 6/15/16 (g)		560,000	548,800

		Principal Amount (d)	Value
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		$ 330,000	$ 318,450
8.875% 1/15/15		760,000	731,500
Millicom International Cellular SA 10% 12/1/13		710,000	719,763
Mobile Telesystems Finance SA 8% 1/28/12 (g)		560,000	553,000
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	362,250
7.375% 8/1/15		335,000	267,163
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		750,000	562,500
Sprint Nextel Corp. 6% 12/1/16		420,000	343,350
Telecom Personal SA 9.25% 12/22/10 (g)		800,000	792,000
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	150,000	251,855
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,065,000	983,794
			11,092,703
TOTAL TELECOMMUNICATION SERVICES			24,314,571
UTILITIES - 2.2%
Electric Utilities - 0.4%
Edison Mission Energy:
7.5% 6/15/13		275,000	245,438
7.75% 6/15/16		70,000	56,875
Electricite de France:
6.25% 1/25/21	EUR	150,000	237,181
6.875% 12/12/22	GBP	150,000	273,540
Intergen NV 9% 6/30/17 (g)		450,000	426,375
Majapahit Holding BV 7.75% 10/17/16		200,000	177,000
National Power Corp. 6.875% 11/2/16 (g)		300,000	294,750
Vattenfall AB 6.25% 3/17/21	EUR	50,000	76,700
			1,787,859
Gas Utilities - 0.6%
Bord Gais Eireann 5.75% 6/16/14	EUR	100,000	143,141
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		325,000	242,938
6.875% 11/4/11 (Reg. S)		920,000	846,400
Southern Gas Networks PLC Class A1, 1.645% 10/21/10 (k)	EUR	100,000	136,289
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	184,720
8% 3/1/32		410,000	433,827
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		690,000	507,150
			2,494,465
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.7%
Energy Future Holdings:
10.875% 11/1/17		$ 1,397,000	$ 1,019,810
12% 11/1/17 pay-in-kind (k)		392,200	231,267
Enron Corp. 7.625% 9/10/04 (c)		400,000	0
NRG Energy, Inc.:
7.25% 2/1/14		335,000	326,625
7.375% 2/1/16		805,000	764,750
7.375% 1/15/17		345,000	325,163
RRI Energy, Inc.:
7.625% 6/15/14		245,000	224,175
7.875% 6/15/17		175,000	156,625
Tenaska Alabama Partners LP 7% 6/30/21 (g)		86,500	73,958
			3,122,373
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (k)		120,000	132,600
Centrica PLC 6.375% 3/10/22	GBP	100,000	168,802
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,285,559
RWE Finance BV 6.125% 7/6/39 (i)	GBP	100,000	167,641
Utilicorp United, Inc. 7.95% 2/1/11 (f)		3,000	3,060
Veolia Environnement 4.375% 12/11/20	EUR	100,000	120,958
			1,878,620
Water Utilities - 0.1%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	238,102
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	100,000	147,049
			385,151
TOTAL UTILITIES			9,668,468
TOTAL NONCONVERTIBLE BONDS			140,039,337
TOTAL CORPORATE BONDS (Cost $157,865,370)			142,101,436
U.S. Government and Government Agency Obligations - 21.7%

Other Government Related - 1.7%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (h)		90,000	90,137
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (h)		330,000	330,853

		Principal Amount (d)	Value
1.875% 5/7/12 (FDIC Guaranteed) (h)		$ 1,350,000	$ 1,344,728
Citigroup Funding, Inc.:
1.25% 6/3/11 (FDIC Guaranteed) (h)		1,000,000	998,124
2% 3/30/12 (FDIC Guaranteed) (h)		250,000	250,566
2.125% 7/12/12 (FDIC Guaranteed) (h)		610,000	610,084
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (h)		600,000	605,410
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (h)		1,000,000	994,942
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (h)		1,898,000	1,968,955
TOTAL OTHER GOVERNMENT RELATED			7,193,799
U.S. Government Agency Obligations - 5.0%
Fannie Mae:
1.875% 4/20/12		260,000	261,057
2% 1/9/12		1,349,000	1,362,466
2.5% 5/15/14		539,000	529,880
2.75% 3/13/14		760,000	758,374
2.875% 10/12/10		639,000	656,373
3.25% 4/9/13		100,000	103,829
3.375% 5/19/11		1,741,000	1,812,390
6% 5/15/11		380,000	413,009
Federal Home Loan Bank:
1.625% 7/27/11		1,060,000	1,065,832
2.25% 4/13/12		1,850,000	1,872,305
3.625% 10/18/13		3,865,000	3,996,236
Freddie Mac:
1.5% 1/7/11		1,760,000	1,775,409
1.75% 6/15/12		3,433,000	3,420,126
2.125% 3/23/12		250,000	252,261
2.5% 4/23/14		680,000	669,235
3.75% 6/28/13		50,000	52,503
3.75% 3/27/19		30,000	29,479
5% 2/16/17		700,000	761,250
5.125% 11/17/17		985,000	1,081,065
5.25% 7/18/11		105,000	113,283
5.5% 8/23/17		700,000	787,368
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			21,773,730
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		1,107,329	1,173,421
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18		610,083	591,494
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			1,764,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 14.6%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 4,702,000	$ 4,065,772
4.25% 5/15/39		1,089,000	1,077,936
4.375% 2/15/38		675,000	681,645
4.5% 5/15/38		200,000	206,469
4.75% 2/15/37		250,000	267,891
6.25% 8/15/23		3,961,000	4,824,993
7.5% 11/15/16		2,155,000	2,748,804
7.5% 11/15/24		465,000	639,448
7.875% 2/15/21		200,000	271,531
stripped principal 0% 2/15/29		2,712,000	1,132,116
U.S. Treasury Notes:
0.875% 3/31/11		400,000	399,453
1.125% 6/30/11		3,659,000	3,659,293
1.25% 11/30/10		15,000	15,111
1.5% 12/31/13		409,000	393,950
1.75% 11/15/11		102,000	103,084
1.875% 6/15/12		1,491,000	1,501,840
1.875% 2/28/14		15,000	14,612
1.875% 4/30/14		2,678,000	2,598,704
2% 11/30/13		442,000	435,508
2.25% 5/31/14		2,565,000	2,530,526
2.625% 6/30/14		250,000	250,783
2.625% 4/30/16		2,935,000	2,837,778
2.75% 7/31/10		1,068,000	1,092,989
2.75% 2/28/13		5,774,000	5,938,623
2.75% 2/15/19		1,668,000	1,562,182
3.125% 8/31/13		1,375,000	1,424,522
3.125% 9/30/13		1,291,000	1,335,580
3.125% 5/15/19		2,073,000	2,004,985
3.25% 5/31/16		2,561,000	2,572,204
3.25% 6/30/16		1,070,000	1,073,344
3.375% 6/30/13		734,000	768,865
3.75% 11/15/18		328,000	333,665
3.875% 10/31/12		4,891,000	5,228,782
3.875% 5/15/18		268,000	276,145
4.25% 11/15/17		1,975,000	2,094,734
4.5% 2/28/11		3,500,000	3,710,410
4.5% 5/15/17		1,172,000	1,264,753
4.625% 7/31/12		180,000	195,961
5.125% 5/15/16		1,865,000	2,091,713
TOTAL U.S. TREASURY OBLIGATIONS			63,626,704
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,788,454)			94,359,148
U.S. Government Agency - Mortgage Securities - 3.0%
		Principal Amount (d)	Value
Fannie Mae - 1.8%
3.4% 9/1/33 (k)		$ 57,307	$ 58,436
3.971% 7/1/35 (k)		40,850	41,728
4% 9/1/13 to 10/1/20		216,579	221,658
4.025% 11/1/35 (k)		56,970	58,347
4.338% 3/1/37 (k)		182,723	188,512
4.398% 11/1/36 (k)		10,154	10,480
4.42% 10/1/33 (k)		42,729	44,054
4.471% 2/1/35 (k)		112,445	116,204
4.5% 7/1/24 (i)(j)		500,000	509,805
4.526% 10/1/35 (k)		181,574	186,930
4.533% 11/1/33 (k)		10,748	11,213
4.597% 7/1/35 (k)		88,479	91,538
4.614% 10/1/35 (k)		12,342	12,595
4.667% 7/1/35 (k)		30,353	31,399
4.696% 2/1/35 (k)		123,287	126,838
4.713% 2/1/35 (k)		53,792	55,860
4.717% 11/1/35 (k)		55,812	58,092
4.763% 7/1/35 (k)		31,974	33,138
4.784% 3/1/35 (k)		54,010	55,610
4.787% 7/1/35 (k)		39,410	40,838
4.799% 8/1/35 (k)		100,702	105,203
4.822% 6/1/35 (k)		53,778	55,594
4.827% 10/1/34 (k)		81,870	83,418
4.846% 3/1/33 (k)		21,610	22,077
4.895% 2/1/36 (k)		103,050	106,774
4.91% 1/1/35 (k)		32,612	33,506
4.988% 2/1/34 (k)		59,910	61,953
4.994% 2/1/35 (k)		52,095	53,676
5% 6/1/14		7,832	8,187
5.006% 12/1/32 (k)		40,173	41,070
5.018% 5/1/35 (k)		103,970	108,309
5.06% 10/1/35 (k)		52,653	54,114
5.069% 4/1/35 (k)		74,434	76,193
5.095% 8/1/35 (k)		533,114	553,448
5.102% 10/1/35 (k)		28,420	29,414
5.108% 4/1/36 (k)		38,542	40,264
5.124% 10/1/35 (k)		39,586	41,178
5.142% 7/1/35 (k)		102,357	106,197
5.152% 8/1/34 (k)		58,579	60,203
5.261% 5/1/35 (k)		39,035	40,779
5.305% 7/1/35 (k)		15,386	15,976
5.309% 3/1/36 (k)		287,847	300,710
5.344% 2/1/37 (k)		27,443	28,557
5.377% 2/1/37 (k)		123,242	127,729
5.466% 2/1/37 (k)		177,615	185,320
5.485% 11/1/36 (k)		26,997	27,940
5.498% 6/1/47 (k)		20,640	21,437
5.5% 4/1/16		22,478	23,110
5.632% 4/1/36 (k)		115,112	120,257
5.664% 2/1/36 (k)		30,264	31,617
5.771% 3/1/36 (k)		233,698	245,675
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5.804% 9/1/36 (k)		$ 50,079	$ 51,752
5.835% 6/1/35 (k)		94,074	98,278
5.864% 5/1/36 (k)		29,457	30,761
5.88% 12/1/36 (k)		46,820	49,205
5.987% 4/1/36 (k)		448,962	468,885
6% 5/1/12 to 6/1/23		1,924,435	2,043,715
6.117% 4/1/36 (k)		46,665	48,772
6.22% 3/1/37 (k)		16,966	17,830
6.248% 6/1/36 (k)		8,084	8,358
6.5% 4/1/12 to 9/1/32		206,595	221,179
TOTAL FANNIE MAE			7,801,895
Freddie Mac - 1.2%
3.12% 6/1/33 (k)		36,739	37,294
3.741% 5/1/35 (k)		80,242	81,898
3.797% 12/1/33 (k)		76,062	77,848
3.927% 7/1/33 (k)		65,522	66,636
4% 5/1/19 to 11/1/20		225,819	231,194
4.143% 9/1/36 (k)		30,104	30,864
4.489% 7/1/35 (k)		50,699	51,432
4.5% 8/1/33		29,824	29,799
4.5% 4/1/35 (k)		101,357	105,276
4.774% 3/1/35 (k)		28,619	29,243
4.792% 2/1/36 (k)		11,892	12,316
4.859% 1/1/35 (k)		100,483	102,777
5.005% 4/1/35 (k)		110,489	114,013
5.007% 10/1/35 (k)		50,886	52,767
5.023% 4/1/35 (k)		4,668	4,858
5.088% 10/1/36 (k)		49,255	51,354
5.106% 7/1/35 (k)		27,768	28,602
5.296% 9/1/35 (k)		28,249	29,187
5.474% 3/1/37 (k)		17,266	17,748
5.478% 4/1/37 (k)		18,137	18,743
5.486% 1/1/36 (k)		34,833	36,526
5.5% 8/1/14 to 2/1/19		356,842	374,950
5.599% 3/1/36 (k)		177,622	184,306
5.692% 10/1/35 (k)		12,612	13,176
5.693% 1/1/36 (k)		16,505	17,163
5.737% 5/1/37 (k)		33,714	35,082
5.744% 5/1/37 (k)		214,499	224,085
5.775% 5/1/37 (k)		121,663	126,805
5.78% 4/1/37 (k)		101,323	105,304
5.781% 3/1/37 (k)		90,480	92,470
5.815% 6/1/37 (k)		76,876	80,311
5.846% 5/1/37 (k)		15,553	16,193
5.866% 7/1/36 (k)		654,505	679,173
5.952% 4/1/36 (k)		344,286	357,879
5.954% 6/1/37 (k)		17,461	18,302
6% 10/1/16 to 2/1/19		359,493	382,976

		Principal Amount (d)	Value
6.06% 6/1/36 (k)		$ 59,530	$ 62,157
6.092% 12/1/36 (k)		223,045	232,041
6.141% 2/1/37 (k)		34,311	36,003
6.142% 12/1/36 (k)		65,386	68,569
6.207% 8/1/36 (k)		232,642	243,183
6.22% 7/1/36 (k)		33,166	34,685
6.291% 1/1/37 (k)		70,895	73,904
6.419% 6/1/37 (k)		9,822	10,323
6.5% 12/1/14 to 3/1/22		326,897	348,981
6.651% 8/1/37 (k)		62,449	65,630
7.347% 4/1/37 (k)		4,358	4,580
TOTAL FREDDIE MAC			5,098,606
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,475,225)			12,900,501
Asset-Backed Securities - 0.1%

FCC SPARC Series 2005-1 Class B, 1.805% 7/15/11 (k)	EUR	100,000	139,919
Smile Synthetic BV Series 2005 Class C, 1.78% 1/20/15 (k)	EUR	67,155	64,350
Volkswagen Car Lease Series 9 Class B, 1.078% 4/21/12 (Reg. S) (k)	EUR	12,454	16,637
TOTAL ASSET-BACKED SECURITIES (Cost $252,800)			220,906
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (k)	EUR	50,000	48,919
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 1.76% 10/18/54 (k)	EUR	50,000	59,166
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 1.644% 11/20/56 (k)	EUR	50,000	57,917
TOTAL PRIVATE SPONSOR			166,002
U.S. Government Agency - 1.1%
Fannie Mae floater Series 2007-95 Class A1, 0.5638% 8/27/36 (k)		313,228	289,345
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		64,078	67,687
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	286,360
Series 2002-71 Class UC, 5% 11/25/17		430,000	453,384
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2002-9 Class PC, 6% 3/25/17		$ 8,922	$ 9,543
Series 2003-113 Class PE, 4% 11/25/18		80,000	80,071
Series 2003-70 Class BJ, 5% 7/25/33		45,000	43,408
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	181,225
Series 2004-80 Class LD, 4% 1/25/19		100,000	102,159
Series 2004-81:
Class KC, 4.5% 4/25/17		67,414	69,717
Class KD, 4.5% 7/25/18		165,000	172,782
Series 2005-52 Class PB, 6.5% 12/25/34		154,844	165,684
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		35,405	37,283
Series 2004-95 Class AN, 5.5% 1/25/25		93,501	98,878
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	36,808
Series 2006-72 Class CY, 6% 8/25/26		145,000	155,023
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		19,725	20,997
Series 2115 Class PE, 6% 1/15/14		5,248	5,574
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8194% 1/15/30 (k)		191,900	192,468
Series 2630 Class FL, 0.8194% 6/15/18 (k)		4,163	4,190
Series 2861 Class GF, 0.6194% 1/15/21 (k)		82,671	82,732
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		37,015	38,875
Series 2381 Class OG, 5.5% 11/15/16		28,256	29,747
Series 2425 Class JH, 6% 3/15/17		49,106	52,182
Series 2628 Class OE, 4.5% 6/15/18		95,000	98,772
Series 2695 Class DG, 4% 10/15/18		220,000	220,523
Series 2831 Class PB, 5% 7/15/19		200,000	208,276

		Principal Amount (d)	Value
Series 2866 Class XE, 4% 12/15/18		$ 250,000	$ 255,909
Series 2996 Class MK, 5.5% 6/15/35		33,878	35,467
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		49,582	52,155
Series 2467 Class NB, 5% 7/15/17		95,000	100,161
Series 2570 Class CU, 4.5% 7/15/17		11,181	11,562
Series 2572 Class HK, 4% 2/15/17		14,573	14,932
Series 2617 Class GW, 3.5% 6/15/16		3,635	3,626
Series 2860 Class CP, 4% 10/15/17		13,882	14,199
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,025,830
Series 2863 Class DB, 4% 9/15/14		11,002	11,222
Series 2975 Class NA, 5% 7/15/23		24,236	24,495
TOTAL U.S. GOVERNMENT AGENCY			4,753,251
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,727,914)			4,919,253
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (k)	GBP	50,000	64,452
Skyline BV floater Series 2007-1 Class B, 1.655% 7/22/43 (k)	EUR	100,000	94,360
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,767)			158,812
Foreign Government and Government Agency Obligations - 19.7%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		820,829	422,727
par 2.5% 12/31/38 (f)		480,000	123,600
7% 3/28/11		7,430,000	5,185,727
7% 9/12/13		5,040,000	2,798,880
19.9757% to 28.8766% 8/3/09		797,164	780,505
Brazilian Federative Republic:
6% 9/15/13		150,000	149,625
8.25% 1/20/34		270,000	324,000
8.75% 2/4/25		235,000	289,050
10% 1/1/12	BRL	220,000	109,206
12.25% 3/6/30		300,000	487,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Brazilian Federative Republic: - continued
12.75% 1/15/20		$ 85,000	$ 128,350
Canadian Government:
3% 6/1/14	CAD	5,650,000	4,975,362
4% 6/1/16	CAD	4,025,000	3,697,422
5% 6/1/37	CAD	1,700,000	1,744,901
Central Bank of Nigeria promissory note 5.092% 1/5/10		32,005	18,333
Colombian Republic 7.375% 9/18/37		305,000	311,100
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		465,000	432,450
Dominican Republic:
9.04% 1/23/18 (g)		680,925	606,023
9.5% 9/27/11 (Reg. S)		653,219	646,687
Ecuador Republic 5% 2/28/25		76,000	40,280
El Salvador Republic:
7.65% 6/15/35		190,000	159,600
7.75% 1/24/23 (Reg. S)		125,000	123,125
8.25% 4/10/32 (Reg. S)		90,000	81,765
8.5% 7/25/11 (Reg. S)		115,000	117,588
Gabonese Republic 8.2% 12/12/17 (g)		1,030,000	903,825
Georgia Republic 7.5% 4/15/13		300,000	253,500
German Federal Republic:
4.25% 7/4/14	EUR	2,965,000	4,485,945
4.75% 7/4/40	EUR	1,480,000	2,271,929
5.5% 1/4/31	EUR	1,460,000	2,375,838
Ghana Republic 8.5% 10/4/17 (g)		635,000	525,463
Greek Government:
4.6% 9/20/40	EUR	1,200,000	1,392,443
5.5% 8/20/14	EUR	720,000	1,088,780
6% 7/19/19	EUR	300,000	450,342
Indonesian Republic:
6.625% 2/17/37 (g)		225,000	184,500
6.875% 3/9/17 (g)		200,000	194,000
6.875% 1/17/18 (g)		400,000	386,000
7.25% 4/20/15 (g)		190,000	191,900
7.75% 1/17/38 (g)		350,000	322,000
8.5% 10/12/35 (Reg. S)		300,000	304,500
11.625% 3/4/19 (g)		275,000	347,875
Irish Republic 5.9% 10/18/19	EUR	1,000,000	1,420,093
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		700,000	476,000
Italian Republic:
3.5% 6/1/14	EUR	3,350,000	4,753,601
5% 8/1/39	EUR	950,000	1,272,560
Japan Government:
0.4% 5/15/11	JPY	150,000,000	1,560,486
0.6% 4/15/10	JPY	170,000,000	1,770,603

		Principal Amount (d)	Value
1.5% 9/20/18	JPY	85,000,000	$ 899,923
1.7% 12/20/16	JPY	436,000,000	4,748,184
2.5% 9/20/37	JPY	123,000,000	1,361,723
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		$ 120,000	126,600
9% 5/2/14		135,000	141,750
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (k)		200,000	194,000
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (g)		175,000	185,938
Philippine Republic:
9.5% 2/2/30		100,000	122,750
10.625% 3/16/25		80,000	104,800
Republic of Fiji 6.875% 9/13/11		300,000	255,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	317,500
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,215,000	1,066,163
Russian Federation:
7.5% 3/31/30 (Reg. S)		4,852,800	4,780,008
12.75% 6/24/28 (Reg. S)		495,000	710,325
Turkish Republic:
6.75% 4/3/18		330,000	327,525
6.875% 3/17/36		850,000	788,375
7% 9/26/16		240,000	245,400
7.25% 3/5/38		425,000	408,000
7.375% 2/5/25		840,000	846,300
UK Treasury GILT:
2.25% 3/7/14	GBP	1,825,000	2,885,305
4.25% 12/7/55	GBP	610,000	985,377
4.5% 3/7/19	GBP	110,000	192,856
4.5% 9/7/34	GBP	1,370,000	2,275,988
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (k)		1,800,000	1,764,000
6.875% 3/4/11 (Reg. S)		400,000	342,000
Ukraine Government:
6.385% 6/26/12 (g)		425,000	327,250
6.75% 11/14/17 (g)		1,285,000	873,800
United Mexican States:
7.5% 4/8/33		120,000	130,056
8.3% 8/15/31		115,000	134,838
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,389,869	93,252
8% 11/18/22		378,878	397,822
Venezuelan Republic:
2.1006% 4/20/11 (Reg. S) (k)		1,595,000	1,307,900
5.375% 8/7/10 (Reg. S)		320,000	300,000
7% 3/31/38		210,000	102,375
8.5% 10/8/14		695,000	495,188
9% 5/7/23 (Reg. S)		1,360,000	833,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
9.25% 9/15/27		$ 1,070,000	$ 724,925
9.375% 1/13/34		325,000	203,125
10.75% 9/19/13		2,180,000	1,798,500
13.625% 8/15/18		1,051,000	914,370
Vietnamese Socialist Republic:
4% 3/12/28 (f)		510,000	351,900
6.875% 1/15/16 (g)		230,000	230,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,087,780)			85,980,080
Supranational Obligations - 0.0%

European Investment Bank euro 3.5% 4/15/16 (Cost $195,043)	EUR	150,000	208,608
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	6,092	0
Remy International, Inc. (a)	2,065	9,293
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,867	242,410
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	27,300	128
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	25,500
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,727
TOTAL COMMON STOCKS (Cost $931,975)		280,058
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	9,426

	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	67	$ 29,145
TOTAL PREFERRED STOCKS (Cost $28,940)		38,571
Floating Rate Loans - 6.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
TRW Automotive Holdings Corp. Tranche B1, term loan 1.875% 2/9/14 (k)	$ 149,340	132,912
Visteon Corp. term loan 4.426% 6/13/13 (c)(k)	1,290,000	528,900
		661,812
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.3113% 9/30/12 (k)	6,774	6,232
Tranche B, term loan 3.4454% 9/30/13 (k)	152,136	139,966
Ford Motor Co. term loan 3.5944% 12/15/13 (k)	1,383,198	1,013,192
		1,159,390
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (k)	220,000	165,142
ServiceMaster Co.:
term loan 2.8859% 7/24/14 (k)	407,550	326,040
Tranche DD, term loan 2.81% 7/24/14 (k)	39,045	31,236
Thomson Learning, Inc. term loan 2.81% 7/5/14 (k)	815,044	676,487
		1,198,905
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4577% 2/16/14 (k)	18,823	10,917
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (k)	9,244	6,471
Tranche B, term loan 2.06% 5/23/14 (k)	45,756	32,029
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8794% 6/14/13 (k)	3,008	2,150
term loan 2.625% 6/14/14 (k)	33,278	23,794
Six Flags, Inc. Tranche B, term loan 3.3655% 4/30/15 (k)	949,631	902,150
		977,511
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 5.5975% 11/30/14 (k)	$ 30,000	$ 1,500
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (k)	1,187,198	1,050,670
Discovery Communications, Inc. term loan 2.5975% 5/14/14 (k)	68,600	64,484
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.66% 6/12/14 (k)	896,178	627,324
Tranche 2LN, term loan 11.75% 12/12/14 (k)	1,829,034	274,355
Idearc, Inc. term loan 3.4179% 11/17/14 (c)(k)	242,076	101,672
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (k)	1,625,000	1,206,563
		3,326,568
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.56% 5/28/13 (k)	431,470	336,547
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (k)	1,434,845	1,126,353
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (k)	73,078	71,799
		1,534,699
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 4.8419% 3/5/14 (k)	90,000	84,600
Levi Strauss & Co. term loan 2.5681% 4/4/14 (k)	100,000	82,500
		167,100
TOTAL CONSUMER DISCRETIONARY		9,025,985
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 1.875% 6/5/13 (k)	54,577	51,848
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0668% 6/4/14 (k)	158,000	124,820
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (k)	435,723	388,882
4.4613% 3/30/13 (k)	9,277	8,280
		397,162

	Principal Amount (d)	Value
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.5243% 1/15/12 (k)	$ 310,000	$ 281,325
TOTAL CONSUMER STAPLES		855,155
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.4717% 1/12/14 (k)	27,000	25,920
Helix Energy Solutions Group, Inc. term loan 2.8566% 7/1/13 (k)	39,945	37,049
		62,969
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (k)	11,027	9,869
Tranche D, term loan 8.75% 12/28/13 (k)	88,567	79,268
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (k)	29,669	22,549
		111,686
TOTAL ENERGY		174,655
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.32% 8/3/12 (k)	977,571	918,917
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9575% 1/29/16 (k)	540,000	318,600
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (k)	125,056	90,040
Tranche B, term loan 4.1769% 10/10/13 (k)	464,492	334,435
Tranche DD, term loan 4.1586% 10/10/13 (k)	435,426	313,507
		737,982
TOTAL FINANCIALS		1,975,499
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (k)	55,040	48,573
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.56% 4/10/14 (k)	$ 131,921	$ 108,505
TOTAL HEALTH CARE		157,078
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.3794% 2/21/13 (k)	9,258	6,759
Tranche 2LN, term loan 10.6294% 2/21/14 (k)	20,000	8,000
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.06% 3/28/14 (k)	10,000	6,800
		21,559
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (k)	650,323	448,723
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (k)	472,274	446,299
United Air Lines, Inc. Tranche B, term loan 2.3309% 2/1/14 (k)	800,261	462,151
		1,357,173
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (k)	40,000	23,600
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 4.057% 12/3/14 (k)	219,806	165,954
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (k)	8,889	8,267
Dresser, Inc.:
Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (k)	230,000	163,300
Tranche B 1LN, term loan 3.1044% 5/4/14 (k)	38,823	35,038
Navistar International Corp.:
term loan 3.56% 1/19/12 (k)	234,667	202,400
Credit-Linked Deposit 3.5773% 1/19/12 (k)	85,333	73,600
		482,605
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (k)	960,000	712,800

	Principal Amount (d)	Value
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 3.8213% 11/30/14 (k)	$ 50,000	$ 9,000
VWR Funding, Inc. term loan 2.81% 6/29/14 (k)	390,000	343,200
		352,200
TOTAL INDUSTRIALS		3,115,891
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 1.0%
Flextronics International Ltd.:
Tranche B A2, term loan 2.56% 10/1/14 (k)	163,083	134,543
Tranche B A3, term loan 2.56% 10/1/14 (k)	190,263	156,967
Tranche B-A, term loan 3.0366% 10/1/14 (k)	305,277	251,853
Tranche B-A1, term loan 3.3813% 10/1/14 (k)	87,723	72,372
Tranche B-B, term loan 3.4575% 10/1/12 (k)	194,612	170,286
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8206% 10/10/14 (k)	1,789,127	1,279,226
Tranche B2, term loan 3.8206% 10/10/14 (k)	1,604,599	1,147,288
Tranche B3, term loan 3.8206% 10/10/14 (k)	1,529,100	1,093,306
		4,305,841
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.3175% 3/20/13 (k)	184,300	175,546
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
2.07% 12/1/13 (k)	1,189,407	868,267
12.5% 12/15/14	299,250	260,348
		1,128,615
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (k)	744,864	674,102
Tranche 2LN, term loan 7.0975% 6/11/15 (k)	125,000	95,000
Open Solutions, Inc. term loan 3.225% 1/23/14 (k)	19,554	12,123
		781,225
TOTAL INFORMATION TECHNOLOGY		6,391,227
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - 0.6%
Chemicals - 0.2%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (k)(n)	$ 550,000	$ 566,500
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (k)	792,096	601,993
		1,168,493
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3213% 4/3/15 (k)	621,184	526,453
Smurfit-Stone Container Enterprises, Inc. term loan 2.7377% 11/11/11 (k)	370,222	335,976
		862,429
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 2/12/10 (k)(n)	61,828	56,882
Tranche B 1LN, term loan:
4.25% 12/19/13 (c)(k)	33,696	2,022
12.5% 12/19/13 (k)	68,459	22,568
Tranche C 1LN, term loan 4.25% 12/19/13 (k)	46,976	24,427
Novelis Corp. term loan 2.444% 7/6/14 (k)	264,604	232,851
Walter Energy, Inc. term loan 2.5905% 10/3/12 (k)	6,143	5,559
		344,309
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (k)	455,000	307,125
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (k)	91,101	24,597
		331,722
TOTAL MATERIALS		2,706,953
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 8.3569% 12/21/11 pay-in-kind (k)	496,872	491,052
Tranche 2, term loan 7.9913% 3/21/15 (k)	140,000	132,300

	Principal Amount (d)	Value
Tranche B, term loan 3.9913% 5/26/13 (k)	$ 60,000	$ 55,500
Tranche C, term loan 4.9913% 5/26/14 (k)	60,000	55,500
		734,352
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (k)	1,080,000	885,600
TOTAL TELECOMMUNICATION SERVICES		1,619,952
TOTAL FLOATING RATE LOANS (Cost $24,799,861)		26,022,395
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (k) (Cost $258,096)	370,000	255,300
Fixed-Income Funds - 5.9%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $25,859,150)	306,550	25,780,855
Preferred Securities - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,050,000	1,001,221
Net Servicos de Comunicacao SA 9.25% (g)	800,000	703,026
		1,704,247
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,012,000	916,499
TOTAL PREFERRED SECURITIES (Cost $2,833,730)		2,620,746
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $3,553)	470,000	2,350
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.40% (b) (Cost $37,756,784)	37,756,784	37,756,784
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $49,000)	$ 49,000	$ 49,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $451,143,442)		433,654,803
NET OTHER ASSETS - 0.4%		1,791,492
NET ASSETS - 100%		$ 435,446,295
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	(22,285)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(36,555)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	800,000	29,257
		$ 1,400,000	$ (29,583)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,703,752 or 9.3% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $7,193,799 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 115,372

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $220,374 and $222,904, respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$49,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 6,560
Deutsche Bank Securities, Inc.	5,817
ING Financial Markets LLC	2,154
J.P. Morgan Securities, Inc.	30,161
Mizuho Securities USA, Inc.	2,154
Morgan Stanley & Co., Inc.	2,154
$ 49,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 101,460
Fidelity Floating Rate Central Fund	528,548
Total	$ 630,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 10,893,188	$ 9,792,404	$ -	$ 25,780,855	1.0%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,293	$ 9,293	$ -	$ -
Financials	29,145	-	29,145	-
Industrials	242,410	242,410	-	-
Information Technology	128	-	128	-
Materials	34,926	25,500	9,426	-
Utilities	2,727	2,727	-	-
Asset-Backed Securities	220,906	-	220,906	-
Cash Equivalents	49,000	-	49,000	-
Collateralized Mortgage Obligations	4,919,253	-	4,512,825	406,428
Commercial Mortgage Securities	158,812	-	158,812	-
Corporate Bonds	142,101,436	-	142,045,818	55,618
Fixed-Income Funds	25,780,855	25,780,855	-	-
Floating Rate Loans	26,022,395	-	25,748,040	274,355
Foreign Government and Government Agency Obligations	85,980,080	-	85,980,080	-
Money Market Funds	37,756,784	37,756,784	-	-
Other	2,350	-	-	2,350
Preferred Securities	2,620,746	-	2,620,746	-
Sovereign Loan Participations	255,300	-	255,300	-
Supranational Obligations	208,608	-	208,608	-
U.S. Government Agency - Mortgage Securities	12,900,501	-	12,900,501	-
U.S. Government and Government Agency Obligations	94,359,148	-	94,359,148	-
Total Investments in Securities:	$ 433,654,803	$ 63,817,569	$ 369,098,483	$ 738,751
Derivative Instruments:
Assets
Swap Agreements	$ 29,257	$ -	$ 29,257	$ -
Liabilities
Swap Agreements	$ (58,840)	$ -	$ (58,840)	$ -
Total Derivative Instruments:	$ (29,583)	$ -	$ (29,583)	$ -
Other Financial Instruments:
Forward Commitments	$ (3,877)	$ -	$ (3,877)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ 2,378,321
Total Realized Gain (Loss)	187,854
Total Unrealized Gain (Loss)	(521,530)
Cost of Purchases	57,667
Proceeds of Sales	(2,022,378)
Amortization/Accretion	18,512
Transfer in/out of Level 3	640,305
Ending Balance	$ 738,751
Total unrealized gain (loss) on investments held at June 30, 2009	$ (381,600)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 29,257	$ (58,840)
Total Value of Derivatives	$ 29,257	$ (58,840)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.0%
Canada	3.1%
United Kingdom	2.7%
Argentina	2.5%
Japan	2.4%
Germany	2.4%
Venezuela	2.2%
Bermuda	2.1%
Italy	1.7%
Netherlands	1.5%
Russia	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	8.5%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,150,009 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $49,000) - See accompanying schedule: Unaffiliated issuers (cost $387,527,508)	$ 370,117,164
Fidelity Central Funds (cost $63,615,934)	63,537,639
Total Investments (cost $451,143,442)		$ 433,654,803
Commitment to sell securities on a delayed delivery basis	(718,834)
Receivable for securities sold on a delayed delivery basis	714,957	(3,877)
Receivable for investments sold Regular delivery		2,546,535
Delayed delivery		694,919
Cash		1,545,574
Foreign currency held at value (cost $277,913)		277,857
Receivable for fund shares sold		501,618
Dividends receivable		37
Interest receivable		5,543,334
Distributions receivable from Fidelity Central Funds		107,407
Unrealized appreciation on swap agreements		29,257
Prepaid expenses		1,679
Other receivables		76
Total assets		444,899,219

Liabilities
Payable for investments purchased Regular delivery	$ 7,419,150
Delayed delivery	1,492,572
Payable for fund shares redeemed	150,739
Unrealized depreciation on swap agreements	58,840
Accrued management fee	198,857
Distribution fees payable	681
Other affiliated payables	45,932
Other payables and accrued expenses	86,153
Total liabilities		9,452,924

Net Assets		$ 435,446,295
Net Assets consist of:
Paid in capital		$ 444,434,828
Undistributed net investment income		12,751,901
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,223,569)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,516,865)
Net Assets		$ 435,446,295

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($123,142,167 ÷ 11,954,523 shares)	$ 10.30

Service Class: Net Asset Value, offering price and redemption price per share ($2,264,384 ÷ 220,342 shares)	$ 10.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,257,620 ÷ 219,777 shares)	$ 10.27

Investor Class: Net Asset Value, offering price and redemption price per share ($307,782,124 ÷ 29,932,291 shares)	$ 10.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 124,737
Interest		12,764,308
Income from Fidelity Central Funds		630,008
Total income		13,519,053

Expenses
Management fee	$ 1,041,048
Transfer agent fees	167,122
Distribution fees	4,247
Accounting fees and expenses	75,814
Custodian fees and expenses	53,533
Independent trustees' compensation	617
Audit	28,805
Legal	16,579
Miscellaneous	15,628
Total expenses before reductions	1,403,393
Expense reductions	(312)	1,403,081
Net investment income		12,115,972
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,256,768
Foreign currency transactions	(30,035)
Futures contracts	26,667
Swap agreements	106,876
Total net realized gain (loss)		1,360,276
Change in net unrealized appreciation (depreciation) on: Investment securities	39,349,136
Assets and liabilities in foreign currencies	3,179
Futures contracts	(24,556)
Swap agreements	125,864
Delayed delivery commitments	45,437
Total change in net unrealized appreciation (depreciation)		39,499,060
Net gain (loss)		40,859,336
Net increase (decrease) in net assets resulting from operations		$ 52,975,308

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,115,972	$ 21,449,920
Net realized gain (loss)	1,360,276	(7,426,888)
Change in net unrealized appreciation (depreciation)	39,499,060	(56,837,110)
Net increase (decrease) in net assets resulting from operations	52,975,308	(42,814,078)
Distributions to shareholders from net investment income	-	(19,470,234)
Distributions to shareholders from net realized gain	-	(1,929,986)
Total distributions	-	(21,400,220)
Share transactions - net increase (decrease)	43,343,816	46,326,592
Total increase (decrease) in net assets	96,319,124	(17,887,706)

Net Assets
Beginning of period	339,127,171	357,014,877
End of period (including undistributed net investment income of $12,751,901 and undistributed net investment income of $635,929, respectively)	$ 435,446,295	$ 339,127,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 10.63	$ 10.70	$ 10.40	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income E	.313	.583	.600	.579	.552	.510
Net realized and unrealized gain (loss)	1.047	(1.670)	(.007)	.239	(.226)	.355
Total from investment operations	1.360	(1.087)	.593	.818	.326	.865
Distributions from net investment income	-	(.548)	(.523)	(.493)	(.451)	(.245)
Distributions from net realized gain	-	(.055)	(.140)	(.025)	(.085)	(.010)
Total distributions	-	(.603)	(.663)	(.518)	(.536)	(.255)
Net asset value, end of period	$ 10.30	$ 8.94	$ 10.63	$ 10.70	$ 10.40	$ 10.61
Total Return B, C, D	15.21%	(10.20)%	5.59%	7.87%	3.10%	8.66%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.73%	.73%	.74%	.75%	.85%
Expenses net of fee waivers, if any	.75% A	.73%	.73%	.74%	.75%	.85%
Expenses net of all reductions	.75% A	.72%	.73%	.74%	.75%	.84%
Net investment income	6.71% A	5.65%	5.49%	5.40%	5.19%	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,142	$ 99,114	$ 119,524	$ 123,870	$ 135,352	$ 94,154
Portfolio turnover rate G	252% A	256%	152%	83%	100%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.61	$ 10.68	$ 10.38	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income E	.307	.574	.588	.567	.541	.485
Net realized and unrealized gain (loss)	1.053	(1.676)	(.005)	.241	(.225)	.355
Total from investment operations	1.360	(1.102)	.583	.808	.316	.840
Distributions from net investment income	-	(.533)	(.513)	(.483)	(.441)	(.240)
Distributions from net realized gain	-	(.055)	(.140)	(.025)	(.085)	(.010)
Total distributions	-	(.588)	(.653)	(.508)	(.526)	(.250)
Net asset value, end of period	$ 10.28	$ 8.92	$ 10.61	$ 10.68	$ 10.38	$ 10.59
Total Return B, C, D	15.25%	(10.37)%	5.51%	7.78%	3.01%	8.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.85% A	.82%	.83%	.84%	.85%	1.15%
Expenses net of fee waivers, if any	.85% A	.82%	.83%	.84%	.85%	1.10%
Expenses net of all reductions	.85% A	.82%	.82%	.84%	.85%	1.10%
Net investment income	6.61% A	5.55%	5.39%	5.30%	5.09%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,264	$ 2,644	$ 4,445	$ 4,211	$ 3,907	$ 3,795
Portfolio turnover rate G	252% A	256%	152%	83%	100%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.61	$ 10.67	$ 10.38	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income E	.300	.558	.571	.551	.524	.469
Net realized and unrealized gain (loss)	1.050	(1.680)	.005	.232	(.224)	.356
Total from investment operations	1.350	(1.122)	.576	.783	.300	.825
Distributions from net investment income	-	(.513)	(.496)	(.468)	(.425)	(.225)
Distributions from net realized gain	-	(.055)	(.140)	(.025)	(.085)	(.010)
Total distributions	-	(.568)	(.636)	(.493)	(.510)	(.235)
Net asset value, end of period	$ 10.27	$ 8.92	$ 10.61	$ 10.67	$ 10.38	$ 10.59
Total Return B, C, D	15.13%	(10.56)%	5.45%	7.54%	2.86%	8.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.98%	.98%	.99%	1.00%	1.30%
Expenses net of fee waivers, if any	1.00% A	.98%	.98%	.99%	1.00%	1.25%
Expenses net of all reductions	1.00% A	.97%	.97%	.99%	1.00%	1.25%
Net investment income	6.45% A	5.40%	5.24%	5.15%	4.94%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,258	$ 2,625	$ 4,418	$ 4,192	$ 3,895	$ 3,789
Portfolio turnover rate G	252% A	256%	152%	83%	100%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.62	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.311	.577	.591	.570	.235
Net realized and unrealized gain (loss)	1.049	(1.677)	(.003)	.246	(.065)
Total from investment operations	1.360	(1.100)	.588	.816	.170
Distributions from net investment income	-	(.545)	(.518)	(.491)	(.450)
Distributions from net realized gain	-	(.055)	(.140)	(.025)	(.020)
Total distributions	-	(.600)	(.658)	(.516)	(.470)
Net asset value, end of period	$ 10.28	$ 8.92	$ 10.62	$ 10.69	$ 10.39
Total Return B, C, D	15.25%	(10.34)%	5.55%	7.85%	1.59%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.76%	.80%	.82%	.86% A
Expenses net of fee waivers, if any	.78% A	.76%	.80%	.82%	.85% A
Expenses net of all reductions	.78% A	.76%	.80%	.82%	.85% A
Net investment income	6.67% A	5.61%	5.41%	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 307,782	$ 234,744	$ 228,628	$ 104,283	$ 22,502
Portfolio turnover rate G	252% A	256%	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,312,705
Unrealized depreciation	(35,770,708)
Net unrealized appreciation (depreciation)	$ (14,458,003)
Cost for federal income tax purposes	$ 448,112,806

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Semiannual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	26,667	(24,556)
Swap Agreements	106,876	125,864
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 133,543	$ 101,308

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $26,667 for futures contracts and $106,876 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(24,556) for futures contracts and $125,864 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $311,207,895 and $256,939,620, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,217
Service Class 2	3,030
$ 4,247

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 36,530
Service Class	840
Service Class 2	890
Investor Class	128,862
$ 167,122

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,047 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $312.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 5,708,501
Service Class	-	148,921
Service Class 2	-	142,604
Investor Class	-	13,470,208
Total	$ -	$ 19,470,234

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Initial Class	$ -	$ 631,827
Service Class	-	23,040
Service Class 2	-	22,909
Investor Class	-	1,252,210
Total	$ -	$ 1,929,986

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,926,103	2,076,096	$ 18,476,611	$ 21,649,408
Reinvestment of distributions	-	707,960	-	6,340,328
Shares redeemed	(1,060,957)	(2,933,925)	(9,711,833)	(29,840,666)
Net increase (decrease)	865,146	(149,869)	$ 8,764,778	$ (1,850,930)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	19,117	-	171,961
Shares redeemed	(75,982)	(141,707)	(711,924)	(1,428,842)
Net increase (decrease)	(75,982)	(122,590)	$ (711,924)	$ (1,256,881)
Service Class 2
Shares sold	1,503	278	$ 13,743	$ 3,003
Reinvestment of distributions	-	18,387	-	165,513
Shares redeemed	(75,911)	(141,002)	(711,186)	(1,419,874)
Net increase (decrease)	(74,408)	(122,337)	$ (697,443)	$ (1,251,358)
Investor Class
Shares sold	4,664,483	7,057,442	$ 45,441,119	$ 74,584,996
Reinvestment of distributions	-	1,649,850	-	14,722,418
Shares redeemed	(1,038,954)	(3,930,775)	(9,452,714)	(38,621,653)
Net increase (decrease)	3,625,529	4,776,517	$ 35,988,405	$ 50,685,761

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Mangement & Research (U.K.) Inc.

Fidelity Mangement & Research (Japan) Inc.

Fidelity Mangement & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPSI-SANN-0809
1.803539.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2009